                               A.G. SERIES TRUST

                              SEMI-ANNUAL REPORT

                                 June 30, 1999
                                  (Unaudited)

                                A.G SERIES TRUST
                               SEMI-ANNUAL REPORT

The accompanying Semi-Annual Report for A.G. Series Trust contains detailed financial information to help you understand your portfolio's past performance. The following discussion of the 1999 performance of the portfolios within the Trust supplements the financial statements and related notes found in the report.

Credit Suisse Growth and Income Portfolio     The total return for the first
half of 1999 was 6.8%, compared to the 5.5% of its benchmark, which is a 50/50 composite of the Standard and Poor's 500 Index (S&P 500) and the Lehman Aggregate Bond Index. The equity manager noted that in recent quarters the performance of a few of the largest stocks in the S&P 500 continued to be responsible for a disproportionate share of the overall market's gain. Notwithstanding that large-cap bias, the manager continued to concentrate holdings in mid-cap companies because he believes, based on long experience, that maintaining a diversified portfolio of mid-cap equities will provide better returns in the long run. On the fixed income side the manager expected rates to rise, so he maintained a conservative position. At quarter end the portfolio was composed of 55% equities, 30% bonds and 15% cash. The manger expects to reduce cash soon due to an improved outlook for bonds.

Credit Suisse International Equity Portfolio    In the first half of 1999, the
International Equity Portfolio's total return was 3.4%, compared to the 4.0% return of its benchmark, the Morgan Stanley Composite Index --Europe, Australia & Far East (EAFE).

In recent years, the portfolio's disappointing performance resulted principally from overweight investment in emerging markets. In 1999, the manager returned the portfolio to a nearly index-neutral position in order to avoid systemic risk. As a result, the performance is much closer to that of the EAFE. During 1999, the manager has increased the portfolio's exposure in Japan from an underweight position to one that is significantly overweight, so that now it is at 33% of the portfolio compared to EAFE's 26%. The manager believes that Japan has finally bottomed-out and that while the recovery will be slow, the recession is over. He thinks that the government of Japan has implemented some good policies and that some signs have appeared of badly needed (though cautious) corporate restructuring. That overweight position has proved beneficial in recent months. The manager intends to stick much closer to the EAFE weightings in the future (particularly with respect to emerging market exposure), and so expects future performance to more closely parallel that of the benchmark.

EliteValue Portfolio    Although the EliteValue Portfolio's objectives and
policies permit the manager to invest in all asset categories, the manager has consistently invested almost entirely in equities, a strategy that has generally proved successful. The Portfolio consists of a relatively small number of stocks of companies the manager believes will show superior performance, and the turnover rate is very low.

The Portfolio's total return of 7.2% for the first half of 1999 lagged its benchmark, the S&P 500's 12.4%; it was more than double the Lipper Benchmark -- Flexible Portfolio Funds Index, which registered 3.1%. The performance suffered relative to the S&P 500 because of the relatively strong performance of the very-largest-capitalized stocks. The manager continues to invest in a limited number of businesses that he feels are inherently worth more than their asking prices and that will generate excess cash flow that will enhance long-term value for the shareholders; i.e., the focus is on individual companies prospective long-term potential rather than on stock market fluctuations. That strategy showed favorable results in the second quarter, as the market finally tilted to some extent toward "Value " from the very strong "Growth" bias that it has shown in recent quarters.

State Street Global Advisors Growth Equity Portfolio    The Growth Equity
Portfolio is an enhanced index fund, that is, one that tracks the S&P 500 by industry classification, but attempts to pick the best individual stocks within each industry. The Portfolio's first-half total return of 7.2% lagged its benchmark, the S&P 500. The Portfolio's long-term results have also been disappointing relative to the benchmark, although its Lipper ranking in the three-year time frame places it in the top quintile for its category, Equity Income Funds.

While market breadth increased for the first half of the year, it was still narrow on a historical basis. At the end of the first quarter, lack of market breadth was at an historical high, as 80% of all U.S. listed stocks lagged the S&P 500. The measure stood at 69% on June 30, lower, but still high on a
historical basis.   The market being led by such a concentration of  industries and specific stocks has continually hurt this broad-based portfolio's performance.

State Street Global Advisors Money Market Portfolio     The Money Market
Portfolio's total return of 2.2% for the first half of 1999 essentially equaled its benchmark, the 91-Day Treasury Auction Average Index, as it has generally
done in recent quarters.   The Portfolio's small size and volatility make it
difficult for the manager to make economic trades while maintaining sufficient diversity and liquidity.

American General U.S. Government Securities Portfolio    For the first half of
1999, the portfolio's total return was a negative .5%, essentially equaling the benchmark, One-to-Ten Year Treasury Index. During the second quarter, the total return slightly lagged the benchmark because Treasuries outperformed spread product such as the mortgage-backed agencies that comprised most of the portfolio. The index is composed entirely of Treasuries. In the future, the manager intends to stay close to the benchmark portfolio, so he expects future returns to approximately equal the market's.

Van Kampen Emerging Growth Portfolio    The Emerging Growth Portfolio's total
return of 20.6% for the first half of 1999 doubled the benchmark, S&P 500's 10.3%. It also significantly exceeded the Lipper Mid-Cap Funds benchmark return of 11.9%. As in recent periods, the principal reason for the excellent performance was good sector selection, particularly a heavy overweight in technology. Within that sector, Internet stocks (particularly AOL) and "Internet infrastructure" stocks such as Verio and Network Solutions, proved very successful. (Although technology generally and AOL in particular were big disappointments in the second quarter.) Additional strong sectors were specialty retail (e.g., Best Buy) and Biotech. Selected health care and financial issues (credit cards) also contributed to the outperformance. The manager believes that his long-term strategy of staying fully invested in stocks with positive fundamentals paid off, and will continue to do so. The fund has consistently placed in the top of the Lipper Mid Cap Growth category, and its three-year ranking was number five out of 37 portfolios in that category.

Performance Graph    The following graph displays the performance of each
portfolio in comparison to its respective benchmark return:

                Year to Date Performance through June 30, 1999

                             [CHART APPEARS HERE]

                               A.G. SERIES TRUST

                              FINANCIAL SCHEDULES

                                 June 30, 1999

                               A.G. SERIES TRUST
                   CREDIT SUISSE GROWTH AND INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 1999 (UNAUDITED)


                                                SHARES       VALUE
                                                ------       -----
COMMON STOCKS--47.2%
 AIR TRAVEL--1.8%
  AMR Corporation (a)........................    7,000   $   477,750
                                                         -----------
 AUTO PARTS--0.2%
  Delphi Automotive Systems Corporation......    2,795        51,882
                                                         -----------
 AUTOMOBILES--1.0%
  General Motors Corporation.................    4,000       264,000
                                                         -----------
 BANKS--1.8%
  Chase Manhattan Corporation................    3,000       259,875
  The Toronto-Dominion Bank..................    5,000       227,500
                                                         -----------
                                                             487,375
                                                         -----------
 BROADCASTING--2.3%
  Fox Entertainment Group Incorporated (a)...   10,000       269,375
  MediaOne Group Incorporated (a)............    4,500       334,688
                                                         -----------
                                                             604,063
                                                         -----------
 BUSINESS SERVICES--1.5%
  Automatic Data Processing Incorporated.....    9,000       396,000
                                                         -----------
 CHEMICALS--1.8%
  Scotts Company, Class A (a)................   10,000       476,250
                                                         -----------
 COMPUTERS & BUSINESS EQUIPMENT--3.0%
  DST Systems Incorporated (a)...............    4,000       251,500
  Sun Microsystems Incorporated (a)..........    4,000       275,500
  Symbol Technologies Incorporated...........    7,500       276,562
                                                         -----------
                                                             803,562
                                                         -----------
 DRUGS & HEALTH CARE--4.7%
  American Home Products Corporation.........    6,000       345,000
  Boston Scientific Corporation (a)..........    5,000       219,687
  Pharmacia & Upjohn Incorporated............    6,000       340,875
  Warner-Lambert Company.....................    5,000       346,875
                                                         -----------
                                                           1,252,437
                                                         -----------
 ELECTRIC UTILITIES--0.8%
  Public Service Enterprise Group............    5,000       204,375
                                                         -----------
 ELECTRICAL EQUIPMENT--3.7%
  Emerson Electric Company...................    7,000       440,125
  Sony Corporation...........................    5,000       551,875
                                                         -----------
                                                             992,000
                                                         -----------

    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
                   CREDIT SUISSE GROWTH AND INCOME PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 1999 (UNAUDITED)

                                                 SHARES      VALUE
                                                 ------      -----
COMMON STOCKS--(CONTINUED)
 FINANCIAL SERVICES--1.9%
  American Express Company....................    4,000  $   520,500
                                                         -----------

 FOOD & BEVERAGES--3.0%
  Hershey Foods Corporation...................    5,000      296,875
  Sysco Corporation...........................    8,000      238,500
  Wrigley (WM) Jr. Company....................    3,000      270,000
                                                         -----------
                                                             805,375
                                                         -----------

 INDUSTRIAL MACHINERY--2.1%
  Tyco International Limited..................    6,000      568,500
                                                         -----------

 INSURANCE--1.5%
  American International Group Incorporated...    3,500      409,719
                                                         -----------

 INTERNATIONAL OIL--1.7%
  Exxon Corporation...........................    6,000      462,750
                                                         -----------

 MANUFACTURING--2.6%
  General Electric Company....................    2,600      293,800
  Illinois Tool Works Incorporated............    5,000      410,000
                                                         -----------
                                                             703,800
                                                         -----------
 MULTIMEDIA--1.9%
  Media General Incorporated, Class A.........    4,000      204,000
  Time Warner Incorporated....................    4,000      294,000
                                                         -----------
                                                             498,000
                                                         -----------
 RETAIL TRADE--0.8%
  Costco Companies Incorporated (a)...........    2,800      224,175
                                                         -----------
 SOFTWARE--2.0%
  Microsoft Corporation (a)...................    6,000      541,125
                                                         -----------
 TELECOMMUNICATIONS--6.3%
  AT&T Corporation............................    7,500      418,594
  COMSAT Corporation..........................    5,000      162,500
  MCI WorldCom Incorporated (a)...............    4,000      344,250
  Vodafone Airtouch PLC
  ADR.........................................    1,500      295,500
  Teligent Incorporated (a)...................    8,000      478,500
                                                         -----------
                                                           1,699,344
                                                         -----------
 TRANSPORTATION--1.9%
  FDX Corporation (a).........................    7,000      379,750
  Norfolk Southern Corporation................    4,000      120,500
                                                         -----------
                                                             500,250
                                                         -----------
TOTAL COMMON STOCKS--(Cost $9,946,004)                    12,943,232
                                                         -----------

    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
                   CREDIT SUISSE GROWTH AND INCOME PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 1999 (UNAUDITED)

                                              PRINCIPAL
                                                AMOUNT      VALUE
                                                ------      -----
MUNICIPALS--0.0%
   Illinois State
   (Cost $14,239)
    4.75%, 06/01/2023........................   $15,000  $    13,493
                                                         -----------
CORPORATE BONDS--6.4%
 AIR TRAVEL--0.3%
  Continental Airlines Incorporated
   9.50%, 12/15/2001.........................    20,000       21,000
  Northwest Airlines Incorporated
   7.625%, 03/15/2005........................    30,000       27,448
  U. S. Air Incorporated
   9.625%, 02/01/2001........................    15,000       15,197
                                                         -----------
                                                              63,645
                                                         -----------
 BROADCASTING--0.4%
  Belo (A.H.) Corporation
   6.875%, 06/01/2002........................    55,000       54,970
  Fox Liberty Networks LLC
   8.875%, 08/15/2007........................    15,000       15,563
  Tele-Communications Incorporated
   6.34%, 02/01/2002.........................    15,000       15,043
  Turner Broadcasting Systems Incorporated
   7.40%, 02/01/2004.........................    25,000       25,729
                                                         -----------
                                                             111,305
                                                         -----------
 COMPUTERS & BUSINESS EQUIPMENT--0.1%
  Seagate Technology Incorporated
   7.45%, 03/01/2037.........................    30,000       27,865
                                                         -----------
 DRUGS & HEALTH CARE--0.4%
  Columbia/HCA Healthcare Corporation
   8.36%, 04/15/2024.........................    10,000        9,408
  Merck & Company Incorporated
   5.76%, 05/03/2037.........................   100,000      100,273
                                                         -----------
                                                             109,681
                                                         -----------
 ELECTRIC UTILITIES--0.4%
  Beaver Valley II Funding Corporation
   9.00%, 06/01/2017.........................    30,000       32,919
  Connecticut Light & Power Company
   7.75%, 06/01/2002.........................    20,000       20,423
   7.875%, 10/01/2024........................    10,000       10,436
  North Atlantic Energy Corporation
   9.05%, 06/01/2002.........................    14,000       14,393
  Texas Electrical Capital
   8.175%, 01/30/2037........................    20,000       19,843
                                                         -----------
                                                              98,014
                                                         -----------

    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
                   CREDIT SUISSE GROWTH AND INCOME PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 1999 (UNAUDITED)

                                                     PRINCIPAL
                                                      AMOUNT        VALUE
                                                     ---------      -----
CORPORATE BONDS--(CONTINUED)
 FINANCE & BANKING--1.6%
  A T & T Capital Corporation
   6.41%, 08/13/1999..............................     $10,000   $    10,006
   6.47%, 12/03/2099..............................      15,000        15,036
   6.48%, 12/03/1999..............................      25,000        25,086
   6.875%, 01/16/2001.............................      10,000        10,004
  American General Institutional Capital B
  Capital Secs 8.125Pct 144A, 8.125%,03/15/2046...      50,000        52,703
  Bay View Capital Corporation
   9.125%, 08/15/2007.............................      10,000         9,300
  Bellsouth Capital Funding Corporation
   6.04%, 11/15/2026..............................      30,000        29,846
  Chase Manhattan Corporation
   6.75%, 09/15/2006..............................      20,000        19,483
   Subordinated Note, 7.25%, 06/01/2007...........      10,000        10,214
  Citicorp
   6.375%, 11/15/2008.............................      40,000        37,998
  Deutsche Bank Capital Funding Trust
   7.872%, 12/29/2049.............................      30,000        28,876
  EOP Operating LP
   6.50%, 01/15/2004..............................      15,000        14,612
  First Republic Bank
   7.75%, 09/15/2012..............................      25,000        22,727
  Ford Motor Credit Company
   5.80%, 01/12/2009..............................      60,000        54,834
  Lehman Brothers Holdings Incorporated
   6.625%, 04/01/2004.............................      25,000        24,393
   7.00%, 05/15/2003..............................      25,000        24,776
  Merrill Lynch & Company Incorporated
   6.875%, 11/15/2018.............................      20,000        18,633
  National Westminster Bancorporation
   9.375%, 11/15/2003.............................      10,000        11,032
                                                                 -----------
                                                                     419,559
                                                                 -----------

 INDUSTRIALS--0.3%
  CSC Holdings Incorporated
   7.875%, 12/15/2007.............................      20,000        20,050
  Dresser Industries Incorporated
   7.60%, 08/15/2096..............................      30,000        30,259
  GTE North Incorporated
   6.90%, 11/01/2008..............................       5,000         5,036
  PT Indah Kiat Pulp & Paper Corporation
   10.00%, 07/01/2007.............................       5,000         3,475
  Valero Energy Corporation
   7.375%, 06/30/2006.............................      30,000        29,164
                                                                 -----------
                                                                      87,984
                                                                 -----------

    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
                   CREDIT SUISSE GROWTH AND INCOME PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 1999 (UNAUDITED)

                                                     PRINCIPAL
                                                      AMOUNT        VALUE
                                                     ---------      -----
CORPORATE BONDS--(CONTINUED)
LEISURE TIME--0.4%
 Time Warner Incorporated
  6.85%, 01/15/2026.................................   $55,000   $    54,685
  7.48%, 01/15/2008.................................    10,000        10,174
  8.05%, 01/15/2016.................................    40,000        41,852
  8.11%, 08/15/2006.................................    10,000        10,482
                                                                 -----------
                                                                     117,193
                                                                 -----------
TELECOMMUNICATIONS--1.0%
 GTE Corporation
  6.84%, 04/15/2018.................................    20,000        19,086
  6.94%, 04/15/2028.................................    20,000        18,932
 MCI Communications Corporation
  6.125%, 04/15/2002................................    40,000        39,669
 Nextel Communications Incorporated
  9.75%, 08/15/2004.................................    30,000        30,525
 Paging Network Incorporated
  10.125%, 08/01/2007...............................    10,000         7,300
  8.875%, 02/01/2006................................    10,000         7,200
 TCI Communications Financing III
  9.65%, 03/31/2027.................................    20,000        22,632
 TCI Communications Incorporated
  6.375%, 05/01/2003................................    10,000         9,993
 WorldCom Incorporated
  7.75%, 04/01/2007.................................    50,000        52,253
  8.875%, 01/15/2006................................    39,000        41,378
                                                                 -----------
                                                                     248,968
                                                                 -----------
TRANSPORTATION--0.3%
 Norfolk Southern Corporation
  7.05%, 05/01/2037.................................    45,000        45,728
  7.70%, 05/15/2017.................................    20,000        20,537
  7.40%, 09/15/2006.................................    10,000        10,241
                                                                 -----------
                                                                      76,506
                                                                 -----------
UTILITIES--0.2%
 Peco Energy Transition Trust
  6.05%, 03/01/2009.................................    20,000        19,156
  6.13%, 03/01/2009.................................    45,000        42,764
                                                                 -----------
                                                                      61,920
                                                                 -----------
TOTAL CORPORATE BONDS--(Cost $1,465,389)                           1,422,640
                                                                 -----------

    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
                   CREDIT SUISSE GROWTH AND INCOME PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 1999 (UNAUDITED)

                                            PRINCIPAL
                                             AMOUNT      VALUE
                                            ---------   -------
FOREIGN CORPORATE BONDS--0.9%
 FINANCE & BANKING--0.3%
  Bangkok Sentral Philipinas
   8.60%, 06/15/2027.....................     $ 5,000   $ 4,063
  Bangkok Sentral NG
   8.60%, 06/15/2027.....................       5,000     3,625
  Credit Lyonnais
   6.3125%, 09/19/2049...................      50,000    46,125
  Fuji Finance Caymon Limited
   5.80125%, 08/29/2049..................      20,000    16,200
   7.30%, 03/29/2049.....................      20,000    16,200
                                                       --------
                                                         86,213
                                                       --------

 FINANCIAL SERVICES--0.1%
  Auxiliaire Credit Foncier
   5.00%, 10/18/2002.....................      20,000    18,927
   5.00%, 09/25/2002.....................      10,000     9,571
                                                       --------
                                                         28,498
                                                       --------

 INDUSTRIALS--0.1%
  Osuuspankkien Kesk
   5.53%, 09/29/2049.....................      20,000    19,300
  YPF SA
   8.00%, 02/15/2004.....................      10,000     9,815
                                                       --------
                                                         29,115
                                                       --------

 TRANSPORTATION--0.1%
  TFM, Sa De Cv
   11.75%, 06/15/2009....................      25,000    14,875
   0%, 06/15/2009 (a) (b)................      10,000     5,975
                                                       --------
                                                         20,850
                                                       --------

 UTILITIES--0.3%
  Empresa Nacional de Electricidad  SA
   8.125%, 02/01/2097....................      10,000     8,065
  Korea Electric Power Corporation
   7.00%, 10/01/2002.....................      30,000    29,178
   7.00%, 02/01/2027.....................      30,000    27,662
  Niagara Mohawk Power Corporation
   8.75%, 04/01/2022.....................      20,000    21,288
                                                       --------
                                                         86,193
                                                       --------

TOTAL FOREIGN CORPORATE BONDS--(Cost $252,146)          250,869
                                                       --------

    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
                   CREDIT SUISSE GROWTH AND INCOME PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 1999 (UNAUDITED)


                                                          SHARES    VALUE
                                                          ------   -------
FOREIGN GOVERNMENT BONDS--0.5%
  Government of Poland
   5.00%, 10/27/2014...................................   60,000   $ 52,350
  Republic of Colombia
   9.705%, 08/13/2005..................................   20,000     17,200
  Republic of Ecuador
   6.00%, 02/27/2015...................................    5,774      1,862
  Republic of Philippines
   9.875%, 01/15/2019..................................    5,000      4,900
  Republic of Venezuela
   9.25%, 09/15/2027...................................   40,000     26,052
  United Mexico States
   11.50%, 05/15/2026..................................   25,000     27,386
                                                                   --------

TOTAL FOREIGN GOVERNMENT BONDS--(Cost $127,746)                     129,750
                                                                   --------

ASSET-BACKED SECURITIES--1.9%
 FINANCE & BANKING--0.9%
  Commercial Mortgage Asset Trust
   Series 1999-C1, Class A3, 6.64%, 09/17/2010.........   75,000     72,425
  Contimortgage Home Equity Loan Trust
   Series 1996-4, Class A8, 7.22%, 01/15/2028..........   10,000      9,991
  DLJ Commercial Mortgage Corporation
   Series 1998-CG1, Class A, 6.41%, 05/10/2008.........   50,000     48,146
  GMAC Commercial Mortgage Security Incorporated
   Series 1997-C1, Class A2, 6.853%, 09/15/2006........   10,000     10,111
   Series 1999-C2, Class A, 6.945%, 09/15/2033.........   25,000     24,960
  Heller Financial Commercial Mortgage Asset Company
   Series 1999-PH1, Class A2, 6.847%, 05/15/2031.......   45,000     44,700
  New Century Home Equity Loan Trust
   Series 1997-6, Class A4, 6.73%, 07/25/2022..........   10,000      9,982
  UCFC Loan Trust
   Series 1996-B, Class A7, 8.20%, 11/15/2027..........   10,000     10,289
   Series 1998-A, 6.87%, 07/15/2029....................   10,000      9,821
                                                                   --------
                                                                    240,425
                                                                   --------

 FINANCIAL SERVICES--1.0%
  Green Tree Recreational Equipment
   Series 1998-B, Class A3, 6.05%, 10/15/2010..........   20,000     20,050
  K Mart Corporation
   Series 1995-K, 8.54%, 01/02/2015....................   15,000     15,062
  Morgan Stanley Capital Incorporated
   Series 1998-X1, Class A3, 6.48%, 06/03/2030.........   90,000     86,935
  Nomura Asset Securities Corporation
   Series 1998-D, Class A1, 6.59%, 03/17/2028..........   75,000     72,897
  Option One Mortgage Security Corporation
   Series 1999-2, 9.66%, 06/25/2029....................   35,000     34,850
  Standard Credit Card Master Trust
   Series 1994-2, Class A, 7.25%, 04/07/2008...........   30,000     30,760
                                                                   --------
                                                                    260,554
                                                                   --------

TOTAL ASSET-BACKED SECURITIES--(Cost $515,150)                      500,979
                                                                   --------

    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
                   CREDIT SUISSE GROWTH AND INCOME PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 1999 (UNAUDITED)


                                                        SHARES    VALUE
                                                        ------   -------
PREFERRED STOCK--0.5%
 FINANCE & BANKING--0.4%
  California Federal Preferred Capital Corporation...    1,175  $ 30,770
  Centaur Funding Corporation........................       25    26,750
  Citigroup Incorporated, Preferred G................      700    34,650
  NB Capital Corporation.............................      800    20,100
                                                                --------
                                                                 112,270
                                                                --------

 FINANCIAL SERVICES--0.1%
  Lehman Brothers Holdings Incorporated..............      290    12,579
  Lehman Brothers Holdings Incorporated, Series D....      395    17,232
                                                                --------
                                                                  29,811
                                                                --------

TOTAL PREFERRED STOCK--(Cost $149,318)                           142,081
                                                                --------


                                                  PRINCIPAL
                                                    AMOUNT
                                                  ----------
U.S. GOVERNMENT AND AGENCY SECURITIES--30.3%
 FEDERAL AGENCIES--13.1%
  Federal National Mortgage Association
   0.00%, 02/25/2023...........................   $   25,000      15,891
   6.00%, 01/01/2029...........................      296,411     279,109
   6.00%, 12/01/2099 TBA.......................    1,070,000   1,013,359
   6.50%, 12/01/2099 TBA.......................    1,205,000   1,165,741
   7.00%, 01/01/2099 TBA.......................      335,000     331,124
   8.00%, 12/01/2099 TBA.......................      685,000     703,619
                                                             -----------
                                                               3,508,843
                                                             -----------

 U.S. GOVERNMENT--17.2%
  United States Treasury Bills
   4.35%, 09/16/1999...........................       10,000       9,907
   4.4075%, 08/05/1999.........................    4,000,000   3,983,122
  United States Treasury Bonds
   3.875%, 04/15/2029..........................      100,000      98,625
   8.00%, 11/15/2021...........................      330,000     397,907
   8.75%, 05/15/2017...........................      165,000      53,473
  United States Treasury Note
   6.25%, 02/15/2007...........................       90,000      91,702
                                                             -----------
                                                               4,634,736
                                                             -----------

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES--
  (Cost $8,161,840)                                            8,143,579
                                                             -----------

REPURCHASE AGREEMENT--23.9%

(Cost $6,416,000)
   Agreement with State Street Bank and Trust
   Company, 4.25% dated 06/30/1999, to be
   repurchased at $6,416,757 07/01/1999,
   collateralized by $5,345,000 U.S. Treasury
   Note, 8.125% maturing 8/15/2019 (value
   $6,547,561).................................   6,416,000    6,416,000
                                                             -----------

TOTAL INVESTMENTS--(Cost  $27,047,832*)--111.6%               29,962,623
                                                             -----------
OTHER ASSETS LESS LIABILITIES--(11.6)%                        (3,124,858)
                                                             -----------
NET ASSETS--100.0%                                           $26,837,765
                                                             ===========

    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
                   CREDIT SUISSE GROWTH AND INCOME PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 1999 (UNAUDITED)


SCHEDULE OF OPEN FUTURES CONTRACTS AT JUNE 30, 1999
-----------------------------------------------------------------------------------
NUMBER OF      CONTRACT                                              TOTAL CONTRACT   UNREALIZED
CONTRACTS      DESCRIPTION                                               VALUE        GAIN (LOSS)
------------   ---------------------------------------------------   --------------   ----------
  3            U.S. Treasury Bond September 1999 (long)...........         $347,719
(7,260)
                                                                                         -------
                                                                                         $(7,260)
                                                                                         =======

(a)  Non-income producing security
(b) Step Bond - coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 1999. Maturity date disclosed is the final maturity date.
ADR-American Depository Receipt
TBA-To Be Announced

* Aggregate cost for Federal tax purposes is $27,047,832. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $3,098,440 and $183,649 respectively, resulting in net unrealized appreciation of $2,914,791.

    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
                  CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 1999 (UNAUDITED)

                                            SHARES    VALUE
                                            ------   --------
COMMON STOCKS--93.4%
 AUSTRALIA--1.0%
  Lend Lease Corporation Limited.........    1,500   $ 20,568
  National Australia Bank Limited........    1,000     16,526
  Pasminco Limited.......................   15,000     16,540
  Publishing & Broadcasting Limited......    3,500     23,067
                                                     --------
                                                       76,701
                                                     --------

 BRAZIL--0.8%
  Centrais Eletricas Brasileiras SA......    1,630     16,411
  Petroleo Brasileiro SA.................    1,260     19,401
  Telecom Brazil Funding Corporation.....      270     24,351
                                                     --------
                                                       60,163
                                                     --------

 CZECH REPUBLIC--0.5%
  Ateso AS...............................    2,000     16,184
  Deza Valasske Mezirici AS..............    1,000     10,161
  Galena AS..............................      600      9,795
                                                     --------
                                                       36,140
                                                     --------

 DENMARK--0.7%
  ISS International Service System A/S...    1,009     53,862
                                                     --------

 FRANCE--10.9%
  AXA SA.................................      655     79,877
  Banque Nationale de Paris (BNP)........    1,050     87,457
  Carrefour SA...........................      700    102,827
  Cofinec GDR (a)........................    3,000     21,000
  Lafarge SA.............................    1,007     95,710
  Rhodia SA (a)..........................    4,029     76,421
  Rhone-Poulenc (India) Limited..........    1,854     84,685
  Total SA...............................      734     94,656
  Valeo SA...............................    1,050     86,592
  Vivendi................................    1,194     96,682
                                                     --------
                                                      825,907
                                                     --------

 GERMANY--7.2%
  BASF AG................................    1,617     71,426
  Bayerische Motoren Werke AG............      101     69,445
  Dresdner Bank AG.......................    1,019     39,812
  Mannesmann AG..........................      666     99,467
  Metro AG...............................    1,300     80,674
  Preussag AG............................    1,768     94,955
  Volkswagen AG..........................    1,360     87,061
                                                     --------
                                                      542,840
                                                     --------

    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
                  CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 1999 (UNAUDITED)


                                             SHARES    VALUE
                                             ------   -------
COMMON STOCKS--(CONTINUED)
 HONG KONG--0.8%
  Cheung Kong (Holdings) Limited..........    2,000   $ 17,787
  China Telecom (Hong Kong) Limited (a)...      300     17,100
  Hang Seng Bank Limited..................      900     10,063
  Swire Pacific Limited...................    2,500     12,373
                                                      --------
                                                        57,323
                                                      --------

 ITALY--5.2%
  Assicurazioni Generali SPA..............    2,213     76,651
  Banco Intesa SPA........................   14,786     71,028
  Ente Nazionale Idrocarburi SPA..........   13,500     80,576
  Telecom Italia Mobile (TIM) SPA.........   12,819     76,512
  Telecom Italia SPA......................    8,194     85,144
                                                      --------
                                                       389,911
                                                    ----------

 JAPAN--26.9%
  Aruze Corporation.......................    1,000     98,372
  Bank of Tokyo Mitsubishi Limited........    6,000     85,459
  Canon Incorporated......................    6,000    172,605
  Fuji Photo Film.........................    4,000    151,443
  Honda Motor Company.....................    3,000    127,222
  Ito-Yokado Company Limited..............    1,000     66,959
  Matsushita Electric Company.............    4,000     77,705
  Minebea Company Limited.................    8,000     89,278
  Mitsui & Company Limited................   12,000     83,723
  Nintendo Company Limited................      800    112,491
  Nippon Telegraph & Telephone............       16    186,493
  Orix Corporation........................    1,000     89,278
  Ryohin Keikaku Company Limited..........      400    100,686
  Sekisui House Hokuriku Limited..........    7,000     75,572
  Shimamura Company Limited...............      600     50,839
  Sony Corporation........................    1,500    161,817
  TDK Corporation.........................    1,000     91,510
  The Nomura Securities Company Limited...    7,000     81,996
  Toyota Motor Corporation................    3,000     94,982
  Yakult Honsha Company Limited...........    3,000     27,403
                                                    ----------
                                                     2,025,833
                                                    ----------

 KOREA--0.9%
  Korea Electric Power Corporation........    1,450     29,725
  Pohang Iron & Steel Company Limited.....      420     14,123
  Samsung Electronics.....................      570     14,734
  SK Telecom Company Limited..............      760     12,920
                                                    ----------
                                                        71,502
                                                    ----------

 MALAYSIA--0.2%
  YTL Corporation Berhad..................    8,000     16,842
                                                    ----------

    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
                  CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 1999 (UNAUDITED)

                                                  SHARES    VALUE
                                                  ------   -------
COMMON STOCKS--(CONTINUED)
 MEXICO--0.6%
  Cifra SA de CV...............................      880   $ 16,878
  Telefonos De Mexico SA.......................      390     31,517
                                                           --------
                                                             48,395
                                                           --------

 NETHERLANDS--5.7%
  Elsevier NV..................................    6,100     70,742
  ING Groep NV.................................    1,400     75,768
  Laurus NV....................................    2,600     60,305
  Oce NV.......................................    2,800     71,294
  Philips Electronics NV.......................      976     96,234
  TNT Post Group NV............................    2,420     57,751
                                                           --------
                                                            432,094
                                                           --------

 NEW ZEALAND--0.3%
  Telecom Corporation of New Zealand...........    6,000     25,731
                                                           --------

 SOUTH AFRICA--0.8%
  Liberty Life Association of Africa Limited...    1,950     24,981
  South African Breweries Limited..............    4,340     37,689
                                                           --------
                                                             62,670
                                                           --------

 SPAIN--2.4%
  Banco Bilbao Vizcaya SA......................    6,001     86,668
  Telefonica de Espana.........................    1,987     95,922
                                                           --------
                                                            182,590
                                                           --------

 SWEDEN--4.4%
  Atlas Copco AB...............................    2,219     59,598
  Electrolux AB................................    4,225     88,591
  Skandia Forsakring AB........................    4,500     84,286
  Telefonaktiebolaget LM Ericsson AB...........    3,100     99,511
                                                           --------
                                                            331,986
                                                           --------

 SWITZERLAND--4.3%
  Nestle SA....................................       45     81,053
  Novartis AG..................................       46     67,147
  Roche Holdings AG............................       10    102,758
  Zurich Allied AG (a).........................      126     71,625
                                                           --------
                                                            322,583
                                                           --------

 UNITED KINGDOM--19.8%
  Barclays.....................................    2,700     78,521
  BP Amoco PLC.................................    5,000     89,531
  British Telecom PLC..........................    5,850     97,928
  CGU PLC......................................    6,160     88,698
  GKN PLC......................................    5,200     88,768
  Glaxo Wellcome PLC...........................    2,500     69,473
  Granada Group PLC............................    4,650     86,123

    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
                  CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 1999 (UNAUDITED)


                                                                                       SHARES         VALUE
                                                                                     ---------     ----------
COMMON STOCKS--(CONTINUED)
 UNITED KINGDOM--(CONTINUED)
  Kingfisher PLC..........................................................                6,800    $   79,350
  Lloyds TSB Group PLC....................................................                6,700        90,982
  National Westminster Bank PLC...........................................                3,995        84,696
  Pearson PLC.............................................................                4,408        89,561
  Peninsular & Oriental Steam Navigation Company..........................                6,000        89,988
  Scottish & Newcastle PLC................................................                7,610        79,529
  Shell Transport & Trading Company.......................................               14,750       110,669
  SmithKline Beecham PLC..................................................                6,700        87,127
  Unilever PLC............................................................                8,946        79,393
  Vodafone Group PLC......................................................                4,850        95,407
                                                                                                   ----------
                                                                                                    1,485,744
                                                                                                   ----------

TOTAL COMMON STOCKS--(Cost $6,419,750)                                                              7,048,817
                                                                                                   ----------

WARRANTS--0.0%
(Cost $150)
 FRANCE--0.0%
  Vivendi (a).............................................................                  175           469
                                                                                                   ----------

PREFERRED STOCK--1.2%
(Cost $90,104)
 GERMANY--1.2%
  Henkel KGaA.............................................................                1,300        88,715
                                                                                                   ----------

                                                                                        PRINCIPAL
                                                                                         AMOUNT
                                                                                         ------
REPURCHASE AGREEMENT--4.3%
(Cost $327,000)
   Agreement with State Street Bank and Trust Company, 2.00%, dated
   06/30/1999, to be repurchased at $327,018 07/01/1999, collateralized by $265,000 U.S. Treasury Note, 10.75% maturing 8/15/2005
   (value $338,064).......................................................             $327,000       327,000
                                                                                                   ----------

TOTAL INVESTMENTS--(Cost $6,837,004*)--98.9%                                                        7,465,001
                                                                                                   ----------

OTHER ASSETS LESS LIABILITIES--1.1%                                                                    79,511
                                                                                                   ----------

NET ASSETS--100.0%                                                                                 $7,544,512
                                                                                                   ==========

(a) Non-income producing security

* Aggregate cost for Federal tax purposes is $6,837,004. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $984,916 and $356,919, respectively, resulting in net unrealized appreciation of $627,997.

    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
                  CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 1999 (UNAUDITED)


                                                     PERCENT OF
INDUSTRY                                             NET ASSETS
--------                                             ----------
Appliances........................................      2.2%
Auto Parts........................................      0.2
Automobiles.......................................      5.0
Banks.............................................      8.7
Broadcasting......................................      0.3
Business Services.................................      2.8
Chemicals.........................................      3.3
Computers & Business Equipment....................      1.2
Conglomerates.....................................      0.2
Construction Materials............................      1.3
Construction & Mining Equipment...................      0.8
Diversified.......................................      3.0
Drugs & Health Care...............................      5.6
Electric Utilities................................      0.6
Electrical Equipment..............................      0.2
Financial Services................................      3.8
Food & Beverages..................................      2.5
Homebuilders......................................      1.0
Household Appliances & Home Furnishings...........      3.4
Industrial Machinery..............................      3.7
Insurance.........................................      5.7
Investment Companies..............................      1.1
Leisure Time......................................      4.0
Non-Ferrous Metals................................      0.2
Office Furnishings & Supplies.....................      3.2
Oil & Gas.........................................      2.5
Petroleum Services................................      2.7
Photography.......................................      2.0
Publishing........................................      2.1
Real Estate.......................................      0.2
Retail Trade......................................      8.4
Steel.............................................      0.2
Telecommunications................................     11.3
Transportation....................................      1.2
                                                       ----
   TOTAL INVESTMENTS BY INDUSTRY CLASSIFICATION        94.6

Repurchase Agreement..............................      4.3
                                                       ----
   TOTAL INVESTMENTS                                   98.9%
                                                       ====

    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
                              ELITEVALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 1999 (UNAUDITED)

                                              SHARES     VALUE
                                              ------   ----------
COMMON STOCKS--81.6%
 AEROSPACE--3.1%
  Boeing Company...........................   22,600   $  998,638
                                                       ----------

 AIR TRAVEL--1.8%
  UAL Corporation (a)......................    9,200      598,000
                                                       ----------

 BANKS--3.9%
  BankBoston Corporation...................   11,300      577,713
  M & T Bank Corporation...................    1,250      687,500
                                                       ----------
                                                        1,265,213
                                                       ----------

 BROADCASTING & CABLE--4.5%
  Chancellor Media Corporation (a).........    6,000      330,750
  News Corporation Limited ADR.............   36,000    1,136,250
                                                       ----------
                                                        1,467,000
                                                       ----------

 CHEMICALS--6.2%
  Du Pont (E.I.) de Nemours & Company......   19,000    1,297,937
  Monsanto Company.........................   18,400      725,650
                                                       ----------
                                                        2,023,587
                                                       ----------

 COMMERCIAL SERVICES--2.0%
  R.R. Donnelley & Sons Company............   17,252      639,402
                                                       ----------

 COMPUTERS & BUSINESS EQUIPMENT--1.3%
  Compaq Computer Corporation..............   17,900      424,006
                                                       ----------

 CONSTRUCTION & MINING EQUIPMENT--2.9%
  Caterpillar Incorporated.................   16,000      960,000
                                                       ----------

 DRUGS & HEALTH CARE--2.0%
  American Home Products Corporation.......   11,400      655,500
                                                       ----------

 ELECTRONICS--2.6%
  ITT Industries Incorporated..............   22,500      857,813
                                                       ----------

 FINANCIAL SERVICES--22.0%
  Citigroup Incorporated...................   45,375    2,155,312
  Federal Home Loan Mortgage Corporation...   28,000    1,624,000
  Household International Incorporated.....   14,900      705,888
  Wells Fargo Company......................   42,000    1,795,500
  Xl Capital Limited.......................   15,439      872,303
                                                       ----------
                                                        7,153,003
                                                       ----------

 FOOD & BEVERAGES--3.1%
  Diageo PLC ADR...........................   23,800    1,023,400
                                                       ----------

 HOTELS & RESTAURANTS--6.3%
  McDonald's Corporation...................   49,400    2,040,837
                                                       ----------

    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
                              ELITEVALUE PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 1999 (UNAUDITED)

                                                                   SHARES         VALUE
                                                                  --------     -----------
COMMON STOCKS--(CONTINUED)
 INSURANCE--1.3%
  ACE Limited......................................                  15,000    $   423,750
                                                                               -----------

 MULTI INDUSTRY COMPANIES--4.8%
  Minnesota Mining & Manufacturing Company.........                  12,500      1,086,719
  Textron Incorporated.............................                   5,700        469,181
                                                                               -----------
                                                                                 1,555,900
                                                                               -----------

 MULTIMEDIA--2.6%
  Time Warner Incorporated.........................                  11,500        845,250
                                                                               -----------

 PAPER--1.1%
  Champion International Corporation...............                   7,700        368,638
                                                                               -----------

 SOFTWARE--4.9%
  Cadence Design Systems Incorporated (a)..........                  12,000        153,000
  Computer Associates International Incorporated...                  26,000      1,430,000
                                                                               -----------
                                                                                 1,583,000
                                                                               -----------

 TELECOMMUNICATIONS--5.2%
  Motorola Incorporated............................                   7,700        729,575
  Sprint Corporation...............................                  18,000        950,625
                                                                               -----------
                                                                                 1,680,200
                                                                               -----------

TOTAL COMMON STOCKS--(Cost $23,829,753)                                         26,563,137
                                                                               -----------

                                                                 PRINCIPAL
                                                                  AMOUNT
                                                                 ---------
DISCOUNT NOTES--18.6%
 FEDERAL AGENCIES--18.6%
  Federal Home Loan Bank
   4.60%, 07/01/1999...............................   $           1,190,000    $ 1,190,000
  Federal National Mortgage Association
   4.96%, 07/20/1999...............................               2,000,000      1,994,764
   4.85%, 07/19/1999...............................               2,885,000      2,878,004
                                                                               -----------

TOTAL DISCOUNT NOTES--(Cost $6,062,768)                                          6,062,768
                                                                               -----------

TOTAL INVESTMENTS--(Cost $29,892,521*)--100.2%                                  32,625,905
                                                                               -----------

OTHER ASSETS LESS LIABILITIES--(0.2)%                                              (56,263)
                                                                               -----------

NET ASSETS--100.0%                                                             $32,569,642
                                                                               ===========

(a)  Non-income producing security
ADR- American Depository Receipt

* Aggregate cost for Federal tax purposes is $29,892,521 Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $3,448,033 and $714,649, respectively, resulting in net unrealized appreciation of $2,733,384.

    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
             AMERICAN GENERAL U.S. GOVERNMENT SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 1999 (UNAUDITED)

                                                   PRINCIPAL
                                                     AMOUNT       VALUE
                                                   ----------   ----------
U.S. GOVERNMENT AND AGENCY SECURITIES--83.6%
 FEDERAL AGENCIES--73.7%
  Federal Farm Credit Bank
   5.25%, 05/01/2002............................   $  500,000   $  490,685
  Federal Home Loan Bank
   5.125%, 04/17/2001...........................    1,000,000      989,370
   5.125%, 09/15/2003...........................      500,000      481,560
   5.80%, 09/02/2008............................      150,000      142,841
   5.89%, 07/24/2000............................      225,000      225,599
   6.00%, 03/01/2029............................      496,224      467,889
   6.61%, 06/09/2004............................      500,000      497,969
  Federal Home Loan Mortgage Corporation
   6.50%, 08/01/2013............................      439,289      433,882
   8.25%, 04/01/2017............................        8,154        8,494
   11.75%, 07/01/2006...........................        3,792        4,074
   11.75%, 07/01/2013...........................        2,449        2,584
   5.50%, 05/15/2002............................      750,000      741,090
   5.75%, 06/15/2001............................      500,000      499,685
   10.00%, 09/01/2020...........................      124,524      133,896
  Federal National Mortgage Association
   5.81%, 03/02/2004............................    1,000,000      979,370
   5.875%, 04/23/2004...........................    1,500,000    1,468,125
   6.42%, 03/09/2009............................    1,000,000      962,340
   6.50%, 08/01/2027............................      150,004      144,705
   7.00%, 05/01/2026............................      125,178      123,731
   9.00%, 10/01/2026............................       91,562       96,626
   11.50%, 09/01/2019...........................        9,494       10,518
   12.00%, 01/15/2016...........................        2,235        2,575
   12.50%, 09/20/2015...........................        4,773        5,545
   13.00%, 11/15/2015...........................        9,347       10,942
   14.50%, 11/15/2014...........................        3,460        4,094
   7.00%, 02/01/2028............................       94,234       93,391
   6.50%, 04/01/2029............................      791,531      763,574
   6.00%, 08/01/2028............................      498,320      469,233
   6.00%, 03/01/2029............................       99,562       93,704
   7.00%, 03/01/2029............................      348,676      345,346
   6.50%, 04/01/2029............................       99,708       96,440
   6.50%, 03/01/2029............................      199,382      192,984
   6.00%, 02/05/2009............................    1,000,000      936,416
  Government National Mortgage Association
   7.50%, 05/15/2027............................       67,416       68,219
   7.50%, 07/15/2027............................      129,790      131,337
   7.50%, 08/15/2027............................      489,607      495,443
  Student Loan Marketing Association
   7.20%, 11/09/2000............................      225,000      229,007
  United States Department of Veteran Affairs
   7.25%, 10/15/2010............................        9,600        9,583
                                                               -----------
                                                                12,852,866
                                                               -----------

    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
             AMERICAN GENERAL U.S. GOVERNMENT SECURITIES PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 1999 (UNAUDITED)


                                                                     PRINCIPAL
                                                                      AMOUNT        Value
                                                                     ---------
U.S. GOVERNMENT AND AGENCY SECURITIES--(CONTINUED)
 U.S. GOVERNMENT--9.9%
  United States Treasury Notes
   4.50%, 09/30/2000..............................................    $500,000   $   494,530
   4.75%, 02/15/2004..............................................     400,000       384,748
   5.25%, 05/15/2004..............................................     500,000       491,330
   5.625%, 12/31/2002.............................................      50,000        49,945
   5.75%, 04/30/2003..............................................     100,000       100,172
   5.875%, 09/30/2002.............................................     100,000       100,625
   6.125%, 08/15/2007.............................................     100,000       101,078
                                                                                 -----------
                                                                                   1,722,428
                                                                                 -----------

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES--(Cost $14,875,572)                   14,575,294
                                                                                 -----------
COMMERCIAL PAPER--7.8%
 DRUGS & HEALTH CARE--3.9%
  Baxter International Incorporated
   5.85%, 07/01/1999..............................................     675,000       675,000
                                                                                 -----------
 MANUFACTURING--3.9%
  Cooper Industries Incorporated
   5.70%, 07/01/1999..............................................     675,000       675,000
                                                                                 -----------
TOTAL COMMERCIAL PAPER--(Cost $1,350,000)                                          1,350,000
                                                                                 -----------

REPURCHASE AGREEMENT--7.7%

(Cost $1,349,000)
   Agreement with State Street Bank and Trust Company, 4.70%
   dated 06/30/1999, to be repurchased at $1,349,176
   07/01/1999, collateralized by $1,330,000 U.S. Treasury Note,
   6.625% maturing 3/31/2002 (value $1,378,213)                      1,349,000     1,349,000
                                                                                 -----------

TOTAL INVESTMENTS--(Cost $17,574,572*)--99.1%                                     17,274,294
                                                                                 -----------
OTHER ASSETS LESS LIABILITIES--0.9%                                                  154,546
                                                                                 -----------
NET ASSETS--100.0%                                                               $17,428,840
                                                                                 ===========


* Aggregate cost for Federal tax purposes is $17,574,572. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $8,632 and $308,910, respectively, resulting in net unrealized depreciation of $300,278.

    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
              STATE STREET GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 1999 (UNAUDITED)

                                                    SHARES    VALUE
                                                    ------   --------
COMMON STOCKS--98.8%
 AEROSPACE--0.9%
  General Dynamics Corporation...................    1,900   $  130,150
  United Technologies Corporation................    1,200       86,025
                                                             ----------
                                                                216,175
                                                             ----------

 ALUMINUM--1.6%
  Aluminum Company of America....................    5,900      365,062
                                                             ----------
 APPAREL & TEXTILES--0.7%
  Intimate Brands Incorporated...................    3,360      159,180
                                                             ----------
 AUTOMOBILES--2.0%
  Ford Motor Company.............................    8,100      457,144
                                                             ----------
 BANKS--5.4%
  Bank One Corporation...........................      200       11,913
  BankAmerica Corporation........................    2,600      190,613
  Chase Manhattan Corporation....................    4,700      407,137
  Fleet Financial Group Incorporated.............    8,000      355,000
  UnionBanCal Corporation........................    8,500      307,062
                                                             ----------
                                                              1,271,725
                                                             ----------

 BROADCASTING--0.0%
  CBS Corporation................................      100        4,344
  Hearst-Argyle Television Incorporated (a)......      200        4,800
                                                             ----------
                                                                  9,144
                                                             ----------
 BUSINESS SERVICES--1.5%
  Hertz Corporation..............................      100        6,200
  Unisys Corporation (a).........................    2,400       93,450
  Viad Corporation...............................    7,800      241,313
                                                             ----------
                                                                340,963
                                                             ----------
 CHEMICALS--1.9%
  Du Pont (E.I.) de Nemours & Company............      600       40,988
  FMC Corporation (a)............................    3,500      239,094
  Solutia Incorporated...........................    7,400      157,712
                                                             ----------
                                                                437,794
                                                             ----------
 COMMERCIAL SERVICES--0.8%
  R.R. Donnelley & Sons Company..................    5,100      189,019
                                                             ----------
 COMPUTERS & BUSINESS EQUIPMENT--8.4%
  Apple Computer Incorporated (a)................    7,400      342,712
  Dell Computer Corporation (a)..................    2,700       99,900
  Gateway 2000 Incorporated (a)..................    1,100       64,900
  Hewlett-Packard Company........................    4,000      402,000
  International Business Machines................    5,400      697,950
  Lexmark International Group Incorporated (a)...    5,000      330,312
  Sun Microsystems Incorporated (a)..............      300       20,663
                                                             ----------
                                                              1,958,437
                                                             ----------

    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
              STATE STREET GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 1999 (UNAUDITED)

                                             SHARES    VALUE
                                             ------   --------
COMMON STOCKS--(CONTINUED)
 DRUGS & HEALTH CARE--8.4%
  Abbott Laboratories.....................      300   $   13,650
  Amgen Incorporated (a)..................    3,600      219,150
  Becton, Dickinson & Company.............      100        3,000
  Bristol Myers Squibb Company............    5,100      359,231
  C.R. Bard Incorporated..................    3,900      186,469
  Columbia / HCA Healthcare Corporation...   12,300      280,594
  Eli Lilly & Company.....................      600       42,975
  Guidant Corporation.....................      100        5,144
  Johnson & Johnson.......................    3,200      313,600
  Merck & Company Incorporated............    3,600      266,400
  Pfizer Incorporated.....................    1,900      208,525
  Schering-Plough Corporation.............    1,200       63,600
  Triad Hospitals Incorporated (a)........      715        9,652
                                                      ----------
                                                       1,971,990
                                                      ----------
 ELECTRIC UTILITIES--4.4%
  GPU Incorporated........................    8,200      345,938
  Peco Energy Company.....................    4,400      184,250
  PP&L Resources Incorporated.............    7,800      239,850
  UtiliCorp United Incorporated...........   10,500      255,281
                                                      ----------
                                                       1,025,319
                                                      ----------
 ELECTRONICS--3.4%
  Altera Corporation (a)..................    7,300      268,731
  Applied Materials Incorporated (a)......    3,500      258,563
  Intel Corporation.......................    4,500      267,750
                                                      ----------
                                                         795,044
                                                      ----------
 FEDERAL AGENCIES--1.5%
  Federal National Mortgage Association...    5,300      362,388
                                                      ----------
 FINANCIAL SERVICES--7.5%
  Citigroup Incorporated..................   14,950      710,125
  J.P. Morgan & Company Incorporated......    3,000      421,500
  Lehman Brothers Holdings Incorporated...    4,200      261,450
  Merrill Lynch & Company Incorporated....    4,200      335,737
  Waddell & Reed Financial Incorporated...        5          137
  Wells Fargo Company.....................      500       21,375
                                                      ----------
                                                       1,750,324
                                                      ----------

 FOOD & BEVERAGES--3.0%
  Coca-Cola Company.......................    3,000      187,500
  General Mills Incorporated..............    1,900      152,712
  IBP Incorporated........................    6,000      142,500
  Interstate Bakeries Corporation.........    4,200       94,238
  Quaker Oats Company.....................    1,900      126,112
                                                      ----------
                                                         703,062
                                                      ----------

    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
              STATE STREET GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 1999 (UNAUDITED)


                                                  SHARES    VALUE
                                                  ------   --------
COMMON STOCKS--(CONTINUED)
 FOREST PRODUCTS--0.6%
  Georgia-Pacific Corporation..................    3,200   $151,600
                                                           --------
 GAS & PIPELINE UTILITIES--1.5%
  Coastal Corporation..........................    8,900    356,000
                                                           --------
 HOTELS & RESTAURANTS--0.8%
  Tricon Global Restaurants Incorporated (a)...    3,400    184,025
                                                           --------
 HOUSEHOLD PRODUCTS--2.8%
  Fortune Brands Incorporated..................    6,900    285,487
  Premark International Incorporated...........    6,300    236,250
  Procter & Gamble Company.....................    1,600    142,800
                                                           --------
                                                            664,537
                                                           --------

 INDUSTRIAL MACHINERY--0.2%
  Tyco International Limited...................      400     37,900
                                                           --------
 INSURANCE--1.9%
  American International Group Incorporated....    1,500    175,594
  Loews Corporation............................    2,200    174,075
  PMI Group Incorporated.......................    1,400     87,937
                                                           --------
                                                            437,606
                                                           --------
 INTERNATIONAL OIL--2.2%
  Exxon Corporation............................    5,900    455,037
  Mobil Corporation............................      600     59,400
                                                           --------
                                                            514,437
                                                           --------

 LIQUOR--0.8%
  Anheuser Busch Companies Incorporated........    2,700    191,531
                                                           --------
 MANUFACTURING--3.0%
  General Electric Company.....................    5,600    632,800
  York International Corporation...............    1,900     81,344
                                                           --------
                                                            714,144
                                                           --------
 MULTIMEDIA--0.2%
  Time Warner Incorporated.....................      700     51,450
                                                           --------
 PAPER--0.5%
  Boise Cascade Corporation....................    2,500    107,188
                                                           --------
 PETROLEUM SERVICES--0.2%
  Tidewater Incorporated.......................    1,500     45,750
                                                           --------

    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
              STATE STREET GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 1999 (UNAUDITED)


                                                    SHARES    VALUE
                                                    ------   --------
COMMON STOCKS--(CONTINUED)
 PUBLISHING--0.9%
  Central Newspapers Incorporated................      100   $    3,763
  Knight-Ridder Incorporated.....................      100        5,494
  Meredith Corporation...........................      200        6,925
  New York Times Company.........................      200        7,362
  Readers Digest Association Incorporated........      200        7,950
  Times Mirror Company...........................      100        5,925
  Tribune Company................................    2,000      174,250
                                                             ----------
                                                                211,669
                                                             ----------
 RETAIL GROCERY--0.5%
  Kroger Company (a).............................    3,000       83,813
  Safeway Incorporated (a).......................      500       24,750
                                                             ----------
                                                                108,563
                                                             ----------
 RETAIL TRADE--8.7%
  Best Buy Company Incorporated (a)..............      800       54,000
  Federated Department Stores Incorporated (a)...    7,000      370,562
  Home Depot Incorporated........................    2,500      161,094
  May Department Stores Company..................    6,050      247,294
  TJX Companies Incorporated.....................    9,100      303,144
  Toys "R" Us Incorporated (a)...................    4,300       88,956
  Wal Mart Stores Incorporated...................   16,900      815,425
                                                             ----------
                                                              2,040,475
                                                             ----------
 SOFTWARE--5.0%
  America Online Incorporated....................    1,600      176,800
  Microsoft Corporation (a)......................   10,900      983,044
                                                             ----------
                                                              1,159,844
                                                             ----------
 TELECOMMUNICATIONS--16.9%
  Ameritech Corporation..........................      700       51,450
  AT&T Corporation...............................   10,050      560,916
  Bell Atlantic Corporation......................    5,800      379,175
  BellSouth Corporation..........................    6,100      285,937
  Cisco Systems Incorporated (a).................    9,900      638,550
  GTE Corporation................................      300       22,725
  Lucent Technologies Incorporated...............    9,100      613,681
  MCI WorldCom Incorporated (a)..................    5,900      507,769
  SBC Communications Incorporated................    3,200      185,600
  Tellabs Incorporated...........................    6,000      405,375
  US West Incorporated...........................    5,300      311,375
                                                             ----------
                                                              3,962,553
                                                             ----------
 TOBACCO--0.4%
  Philip Morris Companies Incorporated...........    2,400       96,450
                                                             ----------

    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
              STATE STREET GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 1999 (UNAUDITED)

                                                   SHARES       VALUE
                                                  --------   -----------
COMMON STOCKS--(CONTINUED)
  TRANSPORTATION--0.3%
   Burlington Northern Santa Fe Corporation          2,200   $    68,200
                                                             -----------

TOTAL COMMON STOCKS--(Cost $19,823,299)                       23,116,692
                                                             -----------

MUTUAL FUNDS--3.5%
  FINANCIAL SERVICES--3.5%
   Dreyfus Cash Management Plus Fund               824,709       824,709
                                                             -----------
TOTAL MUTUAL FUNDS--(Cost $824,709)                              824,709
                                                             -----------
TOTAL INVESTMENTS--(Cost $20,648,008*)--102.3%                23,941,401
                                                             -----------
OTHER ASSETS LESS LIABILITIES--(2.3)%                           (550,493)
                                                             -----------
NET ASSETS--100.0%                                           $23,390,908
                                                             ===========

(a) Non-income producing security

* Aggregate cost for Federal tax purposes is $20,648,008. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $3,446,050 and $152,657, respectively, resulting in net unrealized appreciation of $3,293,393.

    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
              STATE STREET GLOBAL ADVISORS MONEY MARKET PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 1999 (UNAUDITED)


                                             PRINCIPAL
                                              AMOUNT       VALUE
                                             ---------   ---------
DISCOUNT NOTES--41.6%
 FEDERAL AGENCIES--41.6%
  Federal Farm Credit Bank
   4.76%, 01/18/2000 **...................    $200,000   $  199,767
  Federal Home Loan Bank
   4.77%, 09/08/1999 **...................     250,000      249,976
   5.54%, 07/15/1999 **...................     100,000      100,017
   5.00%, 07/02/1999 **...................     125,000      124,983
  Federal Home Loan Mortgage
   4.71%, 05/18/2000 **...................     200,000      199,859
   4.74%, 08/05/1999 **...................     480,000      477,788
   4.90%, 07/09/1999 **...................     100,000       99,891
  Federal National Mortgage Association
   4.95%, 09/03/1999 **...................     141,000      139,759
   6.45%, 07/29/1999 **...................     305,000      305,286
   4.85%, 07/08/1999 **...................      45,000       44,958
   4.90%, 07/06/1999 **...................      40,000       39,973
   5.03%, 09/10/1999 **...................     215,000      212,867
                                                         ----------

TOTAL DISCOUNT NOTES--(Cost $2,195,124)                   2,195,124
                                                         ----------

COMMERCIAL PAPER--37.8%
 BEVERAGES--3.8%
  Coca-Cola Company
   4.88%, 07/12/1999......................     200,000      199,702
                                                         ----------
 FINANCE & BANKING--24.5%
  Abbey National Treasury Services PLC
   5.08%, 01/13/2000......................     250,000      249,968
  Branch Banking & Trust Company
   6.20%, 09/15/1999......................     100,000      100,160
  First Union National
   5.30%, 03/01/2000......................     150,000      150,000
  General Electric Capital Corporation
   5.03%, 08/27/1999 **...................     150,000      148,805
  Household Finance Corporation
   4.89%, 04/17/2000......................     200,000      199,902
  Merrill Lynch & Company Incorporated
   5.14%, 08/11/1999......................     250,000      248,537
  Nationsbank Charlotte NC
   5.12%, 02/22/2000......................     100,000       99,988
  Svenska Handelsbanken Incorporated
   4.85%, 08/24/1999......................     100,000       99,272
                                                         ----------
                                                          1,296,632
                                                         ----------

    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
              STATE STREET GLOBAL ADVISORS MONEY MARKET PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 1999 (UNAUDITED)


                                                                           PRINCIPAL
                                                                             AMOUNT         VALUE
                                                                           ---------      ----------
COMMERCIAL PAPER--(CONTINUED)
 FINANCIAL SERVICES--5.7%
  PACCAR Financial Corporation
    4.85%, 07/21/1999 **........................................           $   200,000    $  199,423
  Xerox Corporation
    5.03%, 07/09/1999...........................................               100,000        99,888
                                                                                          ----------
                                                                                             299,311
                                                                                          ----------
 INDUSTRIALS--3.8%
  Shell Oil Company
    6.63%, 07/01/1999 **........................................               200,000       200,000
                                                                                          ----------

TOTAL COMMERCIAL PAPER--(Cost $1,995,645)                                                  1,995,645
                                                                                          ----------

REPURCHASE AGREEMENT--21.1%
  Agreement with Lehman Brothers, 4.70% dated 06/30/1999,
   to be repurchased at $615,080 07/01/1999, collateralized
   by $550,000 U.S. Treasury Note, 13.12% maturing 5/15/2001
   (value $627,300).............................................               615,000       615,000
  Agreement with Merrill Lynch, 4.90% dated 06/30/1999, to be repurchased at $500,068 07/01/1999, collateralized by
   $515,000 FMC Discount Note, 1.49% maturing 1/17/2000
   (value $510,816).............................................               500,000       500,000
                                                                                          ----------

TOTAL REPURCHASE AGREEMENT--(Cost $1,115,000)                                              1,115,000
                                                                                          ----------
TOTAL INVESTMENTS--(Cost $5,305,769*)--100.5%                                              5,305,769
                                                                                          ----------
OTHER ASSETS LESS LIABILITIES--(0.5)%                                                        (27,149)
                                                                                          ----------
NET ASSETS--100.0%                                                                        $5,278,620
                                                                                          ==========

**The rate shown reflects the current yield at June 30, 1999.

*Aggregate cost for Federal tax purposes is identical.



    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
                      VAN KAMPEN EMERGING GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 1999 (UNAUDITED)


                                                     SHARES      VALUE
                                                     ------   ----------
COMMON STOCKS--94.3%
 ADVERTISING--1.7%
  Omnicom Group Incorporated......................    2,300   $  184,000
  Outdoor Systems Incorporated (a)................    1,700       62,050
  TMP Worldwide Incorporated (a)..................    1,300       82,550
                                                              ----------
                                                                 328,600
                                                              ----------
 AEROSPACE--0.3%
  Gulfstream Aerospace Corporation (a)............      750       50,672
                                                              ----------
 AIR TRAVEL--0.4%
  SouthWest Airlines Company......................    2,600       80,925
                                                              ----------
 APPAREL & TEXTILES--1.2%
  Intimate Brands Incorporated....................    2,835      134,308
  NIKE Incorporated...............................      600       37,988
  Tommy Hilfiger Corporation (a)..................      900       66,150
                                                              ----------
                                                                 238,446
                                                              ----------
 AUTO PARTS--0.6%
  Danaher Corporation.............................    1,350       78,469
  Gentex Corporation (a)..........................    1,050       29,400
                                                              ----------
                                                                 107,869
                                                              ----------
 AUTOMOBILES--0.4%
  Harley-Davidson Incorporated....................    1,550       84,281
                                                              ----------
 BANKS--1.2%
  First Tennessee National Corporation............    1,100       42,144
  Firstar Corporation.............................    4,050      113,400
  Northern Trust Corporation......................      850       82,450
                                                              ----------
                                                                 237,994
                                                              ----------
 BROADCASTING--6.7%
  Adelphia Communications Corporation (a).........      800       50,900
  AT&T Corporation (a)............................    4,400      161,700
  Cablevision Systems Corporation (a).............    2,200      154,000
  CBS Corporation.................................    1,800       78,187
  Clear Channel Communications Incorporated (a)...    5,014      345,653
  Echostar Communications Corporation (a).........    2,000      306,875
  Hispanic Broadcasting Corporation (a)...........      650       49,319
  Univision Communications Incorporated (a).......    2,100      138,600
                                                              ----------
                                                               1,285,234
                                                              ----------
 BUILDING & RELATED--0.6%
  Lowe's Companies Incorporated...................    2,100      119,044
                                                              ----------

    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
                      VAN KAMPEN EMERGING GROWTH PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 1999 (UNAUDITED)


                                                                                    SHARES      VALUE
                                                                                    ------   ----------
COMMON STOCKS--(CONTINUED)
 BUSINESS SERVICES--2.2%
  Affiliated Computer Services Incorporated (a)..................................      400   $   20,250
  Clarify Incorporated (a).......................................................    1,000       41,250
  Concord EFS Incorporated (a)...................................................    1,600       67,700
  CSG Systems International Incorporated (a).....................................    2,400       62,850
  Fiserv Incorporated (a)........................................................    1,400       43,837
  Hertz Corporation..............................................................      700       43,400
  International Network Services (a).............................................    1,725       69,647
  Sapient Corporation (a)........................................................      400       22,650
  SunGuard Data Systems Incorporated (a).........................................    1,500       51,750
                                                                                             ----------
                                                                                                423,334
                                                                                             ----------
 CHEMICALS--0.6%
  Waters Corporation (a).........................................................    2,100      111,562
                                                                                             ----------
 COMMUNICATION SERVICES-0.9%
  CenturyTel Incorporated........................................................    1,100       43,725
  Level 3 Communications Incorporated (a)........................................    1,700      102,106
  McLeodUSA Incorporated (a).....................................................      700       38,500
                                                                                             ----------
                                                                                                184,331
                                                                                             ----------
 COMPUTERS & BUSINESS EQUIPMENT--3.9%
  EMC Corporation (a)............................................................    3,400      187,000
  Eletronics For Imaging Incorporated (a) ....................................       2,250      115,594
  Lexmark International Group Incorporated (a)...................................    3,800      251,037
  Network Appliance Incorporated (a).............................................    3,500      195,563
                                                                                             ----------
                                                                                                749,194
                                                                                             ----------
 CONTAINERS & GLASS--0.2%
  Ball Corporation...............................................................      800       33,800
                                                                                             ----------
 DRUGS & HEALTH CARE--8.7%
  Allergan Incorporated..........................................................    2,250      249,750
  Andrx Corporation (a)..........................................................      650       50,131
  Bausch & Lomb Incorporated.....................................................    1,700      130,050
  Biogen Incorporated (a)........................................................    3,900      250,819
  Biomet Incorporated............................................................      600       23,850
  Boston Scientific Corporation (a)..............................................    1,800       79,087
  IDEC Pharmaceuticals Corporation (a)...........................................    1,100       84,769
  Immunex Corporation (a)........................................................    2,100      267,619
  MedImmune Incorporated (a).....................................................    3,100      210,025
  MiniMed Incorporated (a).......................................................      600       46,163
  St. Jude Medical Incorporated (a)..............................................      750       26,719
  TLC The Laser Center Incorporated (a)..........................................      200        9,600
  VISX Incorporated (a)..........................................................    3,250      257,359
                                                                                             ----------
                                                                                              1,685,941
                                                                                             ----------

    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
                      VAN KAMPEN EMERGING GROWTH PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 1999 (UNAUDITED)

                                                              SHARES    VALUE
                                                              ------   --------
COMMON STOCKS--(CONTINUED)
 ELECTRONICS--19.9%
  Adaptec Incorporated (a).................................    1,500   $   52,969
  Altera Corporation (a)...................................    4,400      161,975
  Analog Devices Incorporated (a)..........................    3,000      150,562
  ANTEC Corporation (a)....................................    1,200       38,475
  Applied Materials Incorporated (a).......................    1,500      110,812
  Applied Micro Circuits Corporation (a)...................    1,000       82,250
  Broadcom Corporation (a).................................    3,150      455,372
  Conexant Systems Incorporated (a)........................    4,600      267,087
  Corning Incorporated.....................................      800       55,974
  Cree Research Incorporated (a)...........................      500       38,469
  Flextronics International Limited (a)....................    2,000      111,000
  Jabil Circuit Incorporated (a)...........................    1,700       76,713
  LSI Logic Corporation (a)................................    6,500      299,812
  PMC-Sierra Incorporated (a)..............................    2,500      147,344
  QLogic Corporation (a)...................................    1,000      132,000
  RF Micro Devices Incorporated (a)........................    1,850      138,056
  SDL Incorporated (a).....................................    1,250       63,828
  Solectron Corporation (a)................................      600       40,013
  STMicroelectronics NV....................................    2,250      156,094
  Taiwan Semiconductor Manufacturing Company Limited ADR...    1,500       51,000
  Teradyne Incorporated (a)................................    2,050      147,087
  Texas Instruments Incorporated...........................    1,400      203,000
  Uniphase Corporation (a).................................    2,500      415,000
  Vitesse Semiconductor Corporation (a)....................    3,600      242,775
  Xilinx Incorporated (a)..................................    3,700      211,825
                                                                       ----------
                                                                        3,849,492
                                                                       ----------
 FINANCIAL SERVICES--2.4%
  Capital One Financial Corporation........................    4,000      222,750
  Knight/Trimark Group Incorporated (a)....................      800       48,250
  Metris Companies Incorporated............................    1,200       48,900
  Old Kent Financial Corporation...........................      840       35,175
  Providian Financial Corporation..........................    1,200      112,200
                                                                       ----------
                                                                          467,275
                                                                       ----------
 FOREST PRODUCTS--0.4%
  Weyerhaeuser Company.....................................      400       27,500
  Willamette Industries Incorporated.......................    1,150       52,972
                                                                       ----------
                                                                           80,472
                                                                       ----------
 GAS EXPLORATION--0.9%
  Amerada Hess Corporation.................................    1,000       59,500
  Apache Corporation.......................................    2,500       97,500
  Vastar Resources Incorporated............................      300       15,731
                                                                       ----------
                                                                          172,731
                                                                       ----------
 HOTELS & RESTAURANTS--1.1%
  Brinker International Incorporated (a)...................      900       24,469
  Darden Restaurants Incorporated..........................    1,500       32,719
  Mandalay Resort Group (a)................................    1,500       31,687
  Outback Steakhouse Incorporated (a)......................    3,250      127,766
                                                                       ----------
                                                                          216,641
                                                                       ----------

    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
                      VAN KAMPEN EMERGING GROWTH PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 1999 (UNAUDITED)

                                                    SHARES     VALUE
                                                    ------   ----------
COMMON STOCKS--(CONTINUED)
 HOUSEHOLD APPLIANCES & HOME FURNISHINGS--0.5%
  Maytag Corporation.............................    1,400   $   97,562
                                                             ----------
 INDUSTRIAL MACHINERY--1.2%
  Tyco International Limited.....................    2,400      227,400
                                                             ----------
 INSURANCE--0.2%
  Marsh & McLennan Companies Incorporated........      600       45,300
                                                             ----------
 LEISURE TIME--0.6%
  Hasbro Incorporated............................    2,500       69,844
  SFX Entertainment Incorporated.................      800       51,200
                                                             ----------
                                                                121,044
                                                             ----------
 PUBLISHING--0.4%
  Valassis Communications Incorporated (a).......    2,250       82,406
                                                             ----------
 RETAIL TRADE--14.1%
  Abercrombie & Fitch Company (a)................    5,000      240,000
  American Eagle Outfitters Incorporated (a).....    2,000       91,000
  AnnTaylor Stores Corporation (a)...............    1,400       63,000
  Bed Bath & Beyond Incorporated (a).............    3,200      123,200
  Best Buy Company Incorporated (a)..............   10,700      722,250
  BJ's Wholesale Club Incorporated (a)...........    1,000       30,063
  Circuit City Stores-Circuit City Group.........    4,500      418,500
  Consolidated Stores Corporation (a)............    2,000       54,000
  Family Dollar Stores Incorporated..............    4,000       96,000
  Home Depot Incorporated........................    2,400      154,650
  Linens `N Things Incorporated (a)..............    2,300      100,625
  Ross Stores Incorporated.......................      750       37,781
  Staples Incorporated (a).......................    3,700      114,469
  Tandy Corporation..............................    6,000      293,250
  Tiffany & Company..............................    1,200      115,800
  TJX Companies Incorporated.....................    2,200       73,287
                                                             ----------
                                                              2,727,875
                                                             ----------
 SOFTWARE--12.0%
  Adobe Systems Incorporated.....................    1,300      106,803
  America Online Incorporated....................    3,500      386,750
  BroadVision Incorporated (a)...................      600       44,250
  CNET Incorporated (a)..........................    1,400       80,675
  Citrix Systems Incorporated (a)................    2,000      113,000
  Compuware Corporation (a)......................    1,800       57,263
  Exodus Communications Incorporated (a).........    1,000      119,937
  Gemstar Group Limited (a)......................    4,800      313,200
  InfoSpace.com Incorporated (a).................      600       28,200
  Intuit Incorporated (a)........................      700       63,088
  Macromedia Incorporated (a)....................    1,700       59,925
  Mercury Interactive Corporation (a)............    1,400       49,525
  Microsoft Corporation (a)......................      700       63,131
  Novell Incorporated (a)........................    2,750       72,875
  Rational Software Corporation (a)..............    3,500      115,281
  Real Networks Incorporated (a).................      800       55,100
  Siebel Systems Incorporated (a)................    2,750      182,531
  Verisign Incorporated (a)......................    1,900      163,875
  Veritas Software Company (a)...................    2,500      237,344
                                                             ----------
                                                              2,312,753
                                                             ----------

    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
                      VAN KAMPEN EMERGING GROWTH PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 1999 (UNAUDITED)

                                                 SHARES     VALUE
                                                 ------  -----------
COMMON STOCKS--(CONTINUED)
 TELECOMMUNICATIONS--11.0%
  Cisco Systems Incorporated (a)..............    2,419  $   156,046
  Comcast Corporation.........................    2,600       99,938
  Comverse Technology Incorporated (a)........    3,250      245,375
  General Instrument Corporation (a)..........    1,450       61,625
  Global Crossing Limited (a).................      619       26,385
  Global TeleSystems Group Incorporated (a)...      800       64,800
  Metromedia Fiber Network Incorporated (a)...    6,400      230,000
  MindSpring Enterprises Incorporated (a).....    2,600      115,213
  Motorola Incorporated.......................    1,600      151,600
  Nokia Oyj...................................    3,700      338,781
  Nortel Networks Corp........................    2,150      186,647
  QUALCOMM Incorporated.......................    3,200      459,200
                                                         -----------
                                                           2,135,610
                                                         -----------
TOTAL COMMON STOCKS--(Cost $13,307,397)                   18,257,788
                                                         -----------


                                               PRINCIPAL
                                                AMOUNT
                                                ------
DISCOUNT NOTES--6.1%
  FEDERAL AGENCIES--6.1%
   Federal Home Loan Bank

   (Cost $1,174,000)

    4.60%, 07/01/1999......................   $1,174,000   1,174,000
                                                         -----------

TOTAL INVESTMENTS--
 (Cost $14,481,397*)--100.4%...............               19,431,788
                                                         -----------
OTHER ASSETS LESS LIABILITIES--(0.4)%......                  (80,047)
                                                         -----------
NET ASSETS--100.0%.........................              $19,351,741
                                                         ===========

(a)  Non-income producing security
ADR- American Depository Receipt

* Aggregate cost for Federal tax purposes is $14,481,397. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $5,117,429 and $167,039, respectively, resulting in net unrealized appreciation of $4,950,390.

    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1999

                                             CREDIT                                           AMERICAN
                                             SUISSE            CREDIT                          GENERAL
                                             GROWTH            SUISSE                           U.S.
                                               AND         INTERNATIONAL                     GOVERNMENT
                                             INCOME            EQUITY        ELITEVALUE      SECURITIES
                                         ---------------   -------------    -----------      ------------
ASSETS
 Investments in securities, at value..      $23,546,623       $7,138,001    $32,625,905       $15,925,294
 Repurchase agreements, at value......        6,416,000          327,000              -         1,349,000
                                         ---------------   -------------    -----------      ------------
 Total Investments (a) (Note 1).......       29,962,623        7,465,001     32,625,905        17,274,294
 Cash, including foreign currency, at
  value...............................              849           62,041          1,656               136
 Receivable for securities sold.......          295,263           26,915              -                 -
 Interest receivable..................           45,259               18            535           171,992
 Dividends receivable.................            5,048           14,557         12,117                 -
 Receivable for fund shares sold......           36,501           17,218         34,525            31,403
 Receivable due from adviser (Note 2).           26,901           36,223         15,574            22,975
 Receivable for variation
  margin..............................            2,625                -              -                 -
 Prepaid insurance....................            6,233            2,052          7,601             3,542
                                            -----------       ----------    -----------       -----------
  TOTAL ASSETS........................       30,381,302        7,624,025     32,697,913        17,504,342

LIABILITIES
 Payable for securities purchased.....        3,423,139           11,551              -                 -
 Payable for fund shares repurchased..           28,246            5,607         38,184            18,443
 Payable for forward contracts (Note
  5)..................................                -            6,906              -                 -
 Payable for futures variation
  margin..............................                -                -              -                 -
 Accounts payable and accrued expenses           92,152           55,449         90,087            57,059
                                            -----------       ----------    -----------       -----------
  TOTAL LIABILITIES...................        3,543,537           79,513        128,271            75,502
                                            -----------       ----------    -----------       -----------
  NET ASSETS..........................      $26,837,765       $7,544,512    $32,569,642       $17,428,840
                                            ===========       ==========    ===========       ===========

NET ASSETS CONSIST OF:
Par value (Note 4)....................      $    18,251       $    7,225    $    20,609       $    17,481
Paid-in capital (Note 4)..............       23,911,372        7,586,733     29,741,107        17,755,785
Undistributed (distributions in
 excess of) net investment income.....            1,852          (34,892)           (22)            1,857
Accumulated net realized gain (loss)
 on investments, futures, and foreign
 currency translations................           (1,241)        (634,978)        74,564           (46,005)
Net unrealized appreciation
 (depreciation) of:
 Investments..........................        2,914,791          627,997      2,733,384          (300,278)
 Futures contracts....................           (7,260)               -              -                 -
 Foreign currency.....................                -           (7,573)             -                 -
                                            -----------       ----------    -----------       -----------
  NET ASSETS..........................      $26,837,765       $7,544,512    $32,569,642       $17,428,840
                                            ===========       ==========    ===========       ===========

 Shares outstanding at end of period..        1,825,143          722,501      2,060,853         1,748,089
 Net asset value per share............      $     14.70       $    10.44    $     15.80       $      9.97
(a)  Investments in securities and
     repurchase agreements, at cost...      $27,047,832       $6,837,004    $29,892,521       $17,574,572

    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1999

                                                    STATE         STATE
                                                    STREET        STREET
                                                    GLOBAL        GLOBAL         VAN
                                                   ADVISORS      ADVISORS       KAMPEN
                                                    GROWTH        MONEY        EMERGING
                                                    EQUITY        MARKET        GROWTH
                                                 ------------   ----------   -----------
ASSETS
 Investments in securities, at value..........   $23,941,401    $4,190,769   $19,431,788
 Repurchase agreements, at value..............             -     1,115,000             -
                                                 -----------    ----------   -----------
 Total Investments (a) (Note 1)...............    23,941,401     5,305,769    19,431,788
 Cash, including foreign currency, at value...            27         7,408         1,729
 Receivable for securities sold...............     2,648,272            35       403,439
 Interest receivable..........................             -        33,716             -
 Dividends receivable.........................        21,952             -         2,985
 Receivable for fund shares sold..............         2,114         9,979         8,589
 Receivable due from adviser (Note 2).........        32,715        26,471        29,496
 Prepaid insurance............................         5,641         2,715         4,240
                                                 -----------    ----------   -----------
  TOTAL ASSETS................................    26,652,122     5,386,093    19,882,266

LIABILITIES
 Payable for securities purchased.............     3,147,820             -       433,479
 Payable for fund shares repurchased..........        30,028        70,759        21,455
 Accounts payable and accrued expenses........        83,366        36,714        75,591
                                                 -----------    ----------   -----------
  TOTAL LIABILITIES...........................     3,261,214       107,473       530,525
                                                 -----------    ----------   -----------
  NET ASSETS..................................   $23,390,908    $5,278,620   $19,351,741
                                                 ===========    ==========   ===========

NET ASSETS CONSIST OF:
 Par value (Note 4)...........................   $    13,206    $   52,786   $     8,419
 Paid-in capital (Note 4).....................    19,207,093     5,225,834    12,947,547
 Undistributed
   net investment income......................        (3,713)            -       (30,196)
 Accumulated net realized gain (loss) on
 investments and foreign currency
 translations.................................       880,929             -     1,475,581
 Net unrealized appreciation of:
 Investments..................................     3,293,393             -     4,950,390
                                                 -----------    ----------   -----------
  NET ASSETS..................................   $23,390,908    $5,278,620   $19,351,741
                                                 ===========    ==========   ===========

 Shares outstanding at end of period..........     1,320,551     5,278,620       841,902
 Net asset value per share....................   $     17.71    $     1.00   $     22.99

(a)  Investments in securities and repurchase
     agreements, at cost......................   $20,648,008    $5,305,769   $14,481,397

    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1999

                                                                    CREDIT                                      AMERICAN
                                                                    SUISSE          CREDIT                       GENERAL
                                                                    GROWTH          SUISSE                        U.S.
                                                                      AND       INTERNATIONAL                  GOVERNMENT
                                                                    INCOME          EQUITY       ELITEVALUE    SECURITIES
                                                                  -----------   -------------    ----------    -----------
INVESTMENT INCOME
 Interest income**.............................................   $  259,697        $      96    $  139,925     $ 364,629
 Dividend income**.............................................       47,003           69,473       157,627             -
                                                                  ----------        ---------    ----------     ---------
  TOTAL INVESTMENT INCOME......................................      306,700           69,569       297,552       364,629

EXPENSES
 Investment advisory fees (Note 2).............................       26,704            8,176        32,813        15,962
 Investment sub-advisory fees (Note 2).........................       53,408           21,267        52,500        14,366
 Sub-administration fees.......................................       26,749           26,752        26,749        26,749
 Audit fees....................................................          718              715           713           726
 Custodian fees and expenses...................................       29,738           33,204        15,340        16,837
 Trustee's fees (Note 2).......................................        2,517            2,517         2,517         2,517
 Transfer agent fees...........................................        2,147            2,160         1,669         2,162
 Insurance expense.............................................        2,952            2,952         2,952         2,952
 Miscellaneous expenses........................................        2,337            2,181         2,336         1,891
                                                                  ----------        ---------    ----------     ---------
 Total operating expenses before
  waivers and reimbursements...................................      147,270           99,924       137,589        84,162
 Fees waived and expenses reimbursed (Note 2)..................      (53,893)         (66,265)      (36,080)      (46,173)
                                                                  ----------        ---------    ----------     ---------
  NET EXPENSES.................................................       93,377           33,659       101,509        37,989
                                                                  ----------        ---------    ----------     ---------
  NET INVESTMENT INCOME........................................      213,323           35,910       196,043       326,640
                                                                  ----------        ---------    ----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
FROM INVESTMENTS AND FOREIGN CURRENCY
 Net realized gain (loss) on:
  Investments and futures contracts............................      (72,742)        (291,029)       89,279       (49,037)
  Foreign currency transactions................................            -            5,597             -             -
 Net change in unrealized appreciation (depreciation) of:
  Investments..................................................    1,299,938          448,719     1,509,025      (358,960)
  Futures contracts............................................       (4,163)               -             -             -
  Foreign currency.............................................            -           23,596             -             -
                                                                  ----------        ---------    ----------     ---------
 NET REALIZED AND UNREALIZED GAIN (LOSS).......................    1,223,033          186,883     1,598,304      (407,997)
                                                                  ----------        ---------    ----------     ---------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS......................................   $1,436,356        $ 222,793    $1,794,347     $ (81,357)
                                                                  ==========        =========    ==========     =========

 ** Net of foreign withholding taxes of........................   $      161        $   9,803    $      904     $       -
                                                                  ==========        =========    ==========     =========

    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1999

                                                      STATE        STATE
                                                     STREET       STREET
                                                     GLOBAL       GLOBAL         VAN
                                                    ADVISORS     ADVISORS      KAMPEN
                                                     GROWTH        MONEY      EMERGING
                                                     EQUITY       MARKET       GROWTH
                                                   ----------   ---------    ----------
INVESTMENT INCOME
 Interest income................................   $      171    $169,420    $   24,454
 Dividend income................................      122,928           -        10,797
                                                   ----------    --------    ----------
  TOTAL INVESTMENT INCOME.......................      123,099     169,420        35,251

EXPENSES
 Investment advisory fees (Note 2)..............       23,792       8,563        18,778
 Investment sub-advisory fees (Note 2)..........       34,260       6,850        37,555
 Sub-administration fees........................       26,749      26,749        26,749
 Audit fees.....................................          713         728           720
 Custodian fees and expenses....................       33,719      16,000        29,473
 Trustee's fees (Note 2)........................        2,517       2,517         1,433
 Transfer agent fees............................        2,155       2,156         2,159
 Insurance expense..............................        2,942       2,952         2,952
 Miscellaneous expenses.........................        2,346       1,892         1,992
                                                   ----------    --------    ----------
 Total operating expenses before
  waivers and reimbursements....................      129,193      68,407       121,811
 Fees waived and expenses reimbursed (Note 2)...      (59,275)    (48,883)      (56,364)
                                                   ----------    --------    ----------
  NET EXPENSES..................................       69,918      19,524        65,447
                                                   ----------    --------    ----------
  NET INVESTMENT INCOME (LOSS)..................       53,181     149,896       (30,196)
                                                   ----------    --------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
FROM INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
 Investments....................................      695,344           -     1,825,171
Net change in unrealized appreciation of:
 Investments....................................      653,468           -     1,082,739
                                                   ----------    --------    ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS)....................................    1,348,812           -     2,907,910
                                                   ----------    --------    ----------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS.......................   $1,401,993    $149,896    $2,877,714
                                                   ==========    ========    ==========


    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS



                                                      CREDIT SUISSE                CREDIT SUISSE
                                                    GROWTH AND INCOME           INTERNATIONAL EQUITY             ELITEVALUE
                                               --------------------------   --------------------------   -------------------------
                                                SIX MONTHS        YEAR       SIX MONTHS       YEAR        SIX MONTHS       YEAR
                                                   ENDED          ENDED         ENDED         ENDED          ENDED         ENDED
                                                  JUNE 30,      DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                                   1999           1998          1999          1998           1999          1998
                                                   ----           ----          ----          ----           ----          ----
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income.....................   $   213,323    $   249,352    $   35,910    $   26,969    $   196,043    $   247,265
 Net realized gain (loss) on:
  Investments and futures contracts........       (72,742)       422,709      (291,029)     (335,423)        89,279        198,448
  Foreign currency transactions............             -              -         5,597       (14,341)             -              -
 Net change in unrealized appreciation
 (depreciation) of:
  Investments..............................     1,299,938        868,206       448,719       319,494      1,509,025        293,534
  Future contracts.........................        (4,163)        (3,097)            -             -              -              -
  Foreign currency.........................             -              -        23,596       (41,527)             -              -
                                              -----------    -----------    ----------    ----------    -----------    -----------
   Net increase (decrease) in net assets
   resulting from operations...............     1,436,356      1,537,170       222,793       (44,828)     1,794,347        739,247
 Distributions to shareholders (Note 1):
  From net investment income...............      (210,839)      (251,869)      (95,100)      (15,131)      (196,202)      (247,142)
  In excess of net investment income.......             -              -             -        (1,293)             -              -
  From net realized gains..................             -       (392,447)            -             -              -       (201,075)
  Fund share transactions (Note 4).........     8,899,122      8,432,304     1,420,861     1,746,993     10,351,567     10,858,279
                                              -----------    -----------    ----------    ----------    -----------    -----------
 Total increase in net assets..............    10,124,639      9,325,158     1,548,554     1,685,741     11,949,712     11,149,309

NET ASSETS:
 Beginning of period.......................    16,713,126      7,387,968     5,995,958     4,310,217     20,619,930      9,470,621
                                              -----------    -----------    ----------    ----------    -----------    -----------
 End of period (a).........................   $26,837,765    $16,713,126    $7,544,512    $5,995,958    $32,569,642    $20,619,930
                                              ===========    ===========    ==========    ==========    ===========    ===========
(a)  Including undistributed (distribution in
     excess) net investment income.........   $     1,852    $      (632)   $  (34,892)   $   24,298    $       (22)   $       137
                                              ===========    ===========    ==========    ==========    ===========    ===========

    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS



                                                   AMERICAN GENERAL U.S.        STATE STREET GLOBAL          STATE STREET GLOBAL
                                                  GOVERNMENT SECURITIES        ADVISORS GROWTH EQUITY       ADVISORS MONEY MARKET
                                               ---------------------------   ---------------------------   ------------------------
                                               SIX MONTHS        YEAR        SIX MONTHS        YEAR        SIX MONTHS      YEAR
                                                 ENDED          ENDED          ENDED          ENDED          ENDED         ENDED
                                                 JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,   DECEMBER 31,
                                                  1999           1998           1999           1998           1999         1998
                                                  ----           ----           ----           ----           ----         ----
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income.....................   $   326,640    $  296,390    $    53,181    $    91,987    $   149,896    $  275,567
 Net realized gain on:
  Investments..............................       (49,037)       65,391        695,344        557,763              -             -
 Net change in unrealized
 appreciation of investments...............      (358,960)       21,558        653,468      1,554,162              -             -
                                              -----------    ----------    -----------    -----------    -----------    ----------
   Net increase/(decrease) in net
   assets resulting from operations........       (81,357)      383,339      1,401,993      2,203,912        149,896       275,567
Distributions to shareholders (Note 1):
 From net investment income................      (325,232)     (309,413)       (56,898)       (91,978)      (149,896)     (275,567)
 From net realized gains...................             -       (32,231)             -       (357,781)             -             -
 Fund share transactions (Note 4)..........     9,156,236     4,651,600      6,546,056      6,418,498     (3,975,066)    4,153,422
                                              -----------    ----------    -----------    -----------    -----------    ----------
 Total increase/(decrease) in net assets...     8,749,647     4,693,295      7,891,151      8,172,651     (3,975,066)    4,153,422

NET ASSETS:
 Beginning of period.......................     8,679,193     3,985,898     15,499,757      7,327,106      9,253,686     5,100,264
                                              -----------    ----------    -----------    -----------    -----------    ----------
 End of period (a).........................   $17,428,840    $8,679,193    $23,390,908    $15,499,757    $ 5,278,620    $9,253,686
                                              ===========    ==========    ===========    ===========    ===========    ==========

 (a) Including undistributed
   excess) net investment income...........   $     1,857    $      449    $    (3,713)   $         -    $         -    $        -
                                              ===========    ==========    ===========    ===========    ===========    ==========


   The accommpanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS



                                                        VAN KAMPEN
                                                     EMERGING GROWTH
                                               ----------------------------
                                                 SIX MONTHS       YEAR
                                                   ENDED          ENDED
                                                  JUNE 30,     DECEMBER 31,
                                                    1999          1998
                                                    ----          ----
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income.......................   $   (30,196)   $   (17,490)
 Net realized loss on:
  Investments................................     1,825,171       (187,014)
 Net change in unrealized appreciation of:
  Investments................................     1,082,739      3,018,535
                                                -----------    -----------
   Net increase in net assets resulting
   from operations...........................     2,877,714      2,814,031
 Distributions to shareholders (Note 1):
  From net investment income.................             -           (481)
  Fund share transactions (Note 4)...........     4,799,995      3,361,948
                                                -----------    -----------
 Total increase in net assets................     7,677,709      6,175,497

NET ASSETS:
 Beginning of period.........................    11,674,032      5,498,534
                                                -----------    -----------
 End of period (a)...........................   $19,351,741    $11,674,032
                                                ===========    ===========

 (a) Including undistributed
   net investment income.....................   $   (30,196)   $       298
                                                ===========    ===========


    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                        CREDIT SUISSE GROWTH AND INCOME
                                                 ------------------------------------------------------------------------------
                                                     PERIOD
                                                     ENDED            YEAR            YEAR            YEAR           PERIOD
                                                    JUNE 30,          ENDED           ENDED           ENDED           ENDED
                                                      1999        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                  (UNAUDITED)         1998            1997            1996            1995*
                                                 --------------   -------------   -------------   -------------   -------------

NET ASSET VALUE
Net asset value, beginning of period..........      $ 13.89            $ 12.72          $11.04          $10.46       $   10.00
                                                    -------            -------          ------          ------       ---------

INVESTMENT OPERATIONS
Net investment income (1).....................         0.13               0.27            0.33            0.47            0.14
Net realized and unrealized gain..............         0.81               1.52            2.11            0.96            0.51
                                                    -------            -------          ------          ------       ---------
Total from investment operations..............         0.94               1.79            2.44            1.43            0.65
                                                    -------            -------          ------          ------       ---------

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income.........................        (0.13)             (0.28)          (0.33)          (0.47)          (0.14)
Net realized gains............................        (0.00)             (0.34)          (0.43)          (0.38)              -
In excess of net realized gains...............            0                  -               -               -           (0.05)
                                                    -------            -------          ------          ------       ---------
Total distributions to shareholders...........        (0.13)             (0.62)          (0.76)          (0.85)          (0.19)
                                                    -------            -------          ------          ------       ---------

Net asset value, end of period................      $ 14.70            $ 13.89          $12.72          $11.04       $   10.46
                                                    =======            =======          ======          ======       =========

TOTAL RETURN..................................         6.77%(2)          14.16%          22.33%          13.82%           6.57% (2)

RATIOS AND SUPPLEMENTAL DATA
Expenses to average net assets (3)............         0.87%(4)           0.81%           0.62%           0.49%           0.12% (4)
Net investment income to average net assets...         2.87%(4)           3.04%           2.87%           4.65%           6.99% (4)
Portfolio turnover rate.......................          127%               151%            191%            217%             75%
Net assets, end of period (000's).............      $26,838            $16,713          $7,388          $3,145       $   2,136

*-The Credit Suisse Growth and Income Portfolio commenced operations on October 20, 1995.

(1) Net investment income is after waiver of fees and reimbursement of certain expenses by the Investment Adviser, the Sub-administrator and American General Annuity Insurance Company, an affiliate of the Adviser (see Note 2 to the financial statements). If the Investment Adviser and the Sub-administrator had not waived fees and American General Annuity Insurance Company had not reimbursed expenses for the periods ended June 30, 1999, December 31, 1998, December 31, 1997, December 31, 1996, and December 31, 1995, net investment income (loss) per share would have been $0.10, $0.16, $0.10, $0.00 and $(0.06) for the Credit Suisse Growth and Income Portfolio.

(2) Total return represents aggregate total return for the period indicated and is not annualized.

(3) If the Investment Adviser and the Sub-administrator had not waived fees and American General Annuity Insurance Company had not reimbursed expenses for the periods ended June 30, 1999, December 31, 1998, December 31, 1997, December 31, 1996, and December 31, 1995, the ratio of operating expenses to average net assets would have been 1.38%, 2.01%, 3.26%, 5.15% and 9.95% for the Credit Suisse Growth and Income Portfolio.

(4)   Annualized.

    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                            CREDIT SUISSE INTERNATIONAL EQUITY
                                                    ------------------------------------------------------------------------------
                                                     PERIOD
                                                     ENDED              YEAR            YEAR            YEAR            PERIOD
                                                    JUNE 30,            ENDED           ENDED           ENDED           ENDED
                                                     1999            DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                   (UNAUDITED)          1998            1997            1996            1995*
                                                   ----------           ----            ----            ----            -----
NET ASSET VALUE
Net asset value, beginning of period..........       $10.23            $ 10.35          $10.67          $10.33       $   10.00
                                                     ------            -------          ------          ------       ---------
INVESTMENT OPERATIONS
Net investment income (1).....................         0.04               0.06            0.08            0.15            0.06
Net realized and unrealized gain (loss).......         0.30              (0.15)           0.37            1.56            0.33
                                                     ------            -------          ------          ------       ---------
Total from investment operations..............         0.34              (0.09)           0.45            1.71            0.39
                                                     ------            -------          ------          ------       ---------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income.........................        (0.13)             (0.03)          (0.12)          (0.15)          (0.06)
In excess of net investment income............        (0.00)                 -           (0.20)              -               -
Net realized gains............................            -                  -           (0.45)          (0.24)              -
In excess of net realized gains...............            -                  -               -           (0.98)              -
                                                     ------            -------          ------          ------       ---------
Total distributions to shareholders...........        (0.13)             (0.03)          (0.77)          (1.37)          (0.06)
                                                     ------            -------          ------          ------       ---------
Net asset value, end of period................       $10.44            $ 10.23          $10.35          $10.67       $   10.33
                                                     ======            =======          ======          ======       =========
TOTAL RETURN..................................         3.41%(2)          (0.86)%          4.30%          16.50%           3.93%(2)

RATIOS AND SUPPLEMENTAL DATA
Expenses to average net assets (3)............         1.02%(4)           0.94%           0.77%           0.60%           0.12%(4)
Net investment income to average net assets...         0.54%(4)           0.53%           0.71%           1.09%           2.89%(4)
Portfolio turnover rate.......................           43%                61%              6%             79%              2%
Net assets, end of period (000's).............       $7,545            $ 5,996          $4,310          $2,727       $   2,083

*-The Credit Suisse International Equity Portfolio commenced operations on October 20, 1995.

(1) Net investment income is after waiver of fees and reimbursement of certain expenses by the Investment Adviser, the Sub-administrator and American General Annuity Insurance Company, an affiliate of the Adviser (see Note 2 to the financial statements). If the Investment Adviser and the Sub-administrator had not waived fees and American General Annuity Insurance Company had not reimbursed expenses for the periods ended June 30, 1999 December 31, 1998, December 31, 1997, December 31, 1996, and December 31, 1995, net investment loss per share would have been $(0.05) $(0.19), $(0.29), $(1.25) and $(0.18) for the
Credit Suisse International Equity Portfolio.

(2) Total return represents aggregate total return for the period indicated and is not annualized.


(3) If the Investment Adviser and the Sub-administrator had not waived fees and American General Annuity Insurance Company had not reimbursed expenses for the periods ended June 30, 1999, December 31, 1998, December 31, 1997, December 31, 1996, and December 31, 1995, the ratio of operating expenses to average net assets would have been 3.05%, 3.78%, 5.06%, 6.41% and 11.83% for the Credit Suisse International Equity Portfolio.

(4)   Annualized.

    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD




                                                                           ELITE VALUE
                                                  -------------------------------------------------------------
                                                     PERIOD
                                                     ENDED            YEAR            YEAR           PERIOD
                                                    JUNE 30,          ENDED           ENDED           ENDED
                                                      1999        DECEMBER 31,    DECEMBER 31,      DECEMBER 31,
                                                  (UNAUDITED)         1998            1997             1996*
                                                  -----------     ------------   -------------      -----------

NET ASSET VALUE
Net asset value, beginning of period..........      $ 14.95            $ 14.38          $12.32         $   10.00
                                                    -------            -------          ------         ---------

INVESTMENT OPERATIONS
Net investment income (1).....................         0.10               0.25            0.19              0.18
Net realized and unrealized gain..............         0.85               0.72            2.39              2.48
                                                    -------            -------          ------         ---------
Total from investment operations..............         0.95               0.97            2.58              2.66
                                                    -------            -------          ------         ---------

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment loss...........................        (0.10)             (0.25)          (0.19)            (0.18)
Net realized gains............................            0              (0.15)          (0.33)            (0.16)
                                                    -------            -------          ------         ---------
Total distributions to shareholders...........        (0.10)             (0.40)          (0.52)            (0.34)
                                                    -------            -------          ------         ---------

Net asset value, end of period................      $ 15.80            $ 14.95          $14.38         $   12.32
                                                    =======            =======          ======         =========

TOTAL RETURN..................................         6.43%(2)           6.72%          21.08%            26.70% (2)

RATIOS AND SUPPLEMENTAL DATA
Expenses to average net assets (3)............         0.77%(4)           0.71%           0.52%             0.36% (4)
Net investment income to average net assets...         2.27%(4)           2.42%           1.58%             1.74% (4)
Portfolio turnover rate.......................           27%                39%             29%               21%
Net assets, end of period (000's).............      $32,570            $20,620          $9,471         $   2,307



*-The EliteValue Portfolio commenced operations on January 2, 1996.

(1) Net investment income is after waiver of fees and reimbursement of certain expenses by the Investment Adviser, the Sub-administrator and American General Annuity Insurance Company, an affiliate of the Adviser (see Note 2 to the financial statements). If the Investment Adviser and the Sub-administrator had not waived fees and American General Annuity Insurance Company had not reimbursed expenses for the periods ended June 30, 1999, December 31, 1998, December 31, 1997 and December 31, 1996, net investment income (loss) per share would have been $0.09, $0.17, $0.00 and $(0.54) for the EliteValue Portfolio.

(2) Total return represents aggregate total return for the period indicated and is not annualized.


(3) If the Investment Adviser and the Sub-administrator had not waived fees and American General Annuity Insurance Company had not reimbursed expenses for the periods ended June 30, 1999, December 31, 1998, December 31, 1997 and December 31, 1996, the ratio of operating expenses to average net assets would have been 1.05%, 1.41%, 2.76% and 7.45% for the EliteValue Portfolio.

(4)   Annualized.


    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                           AMERICAN GENERAL U.S. GOVERNMENT SECURITIES
                                                -----------------------------------------------------------------
                                                     PERIOD
                                                     ENDED            YEAR            YEAR             PERIOD
                                                    JUNE 30,          ENDED           ENDED            ENDED
                                                      1999        DECEMBER 31,    DECEMBER 31,      DECEMBER 31,
                                                  (UNAUDITED)         1998            1997             1996*
                                                 --------------   -------------   -------------    -------------

NET ASSET VALUE
Net asset value, beginning of period..........      $ 10.23             $10.07          $ 9.79       $    10.00
                                                    -------             ------          ------       ----------

INVESTMENT OPERATIONS
Net investment income (1).....................         0.22               0.52            0.57             0.53
Net realized and unrealized gain (loss).......        (0.26)              0.22            0.28            (0.21)
                                                    -------             ------          ------       ----------
Total from investment operations..............        (0.04)              0.74            0.85             0.32
                                                    -------             ------          ------       ----------

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income.........................        (0.22)             (0.54)          (0.57)           (0.53)
Net realized gains............................            -              (0.04)              -                -
                                                    -------             ------          ------       ----------
Total distributions to shareholders...........        (0.22)             (0.58)          (0.57)           (0.53)
                                                    -------             ------          ------       ----------

Net asset value, end of period................      $  9.97             $10.23          $10.07       $     9.79
                                                    =======             ======          ======       ==========

TOTAL RETURN..................................        (0.47)%(2)          7.49%           8.89%            3.40%(2)

RATIOS AND SUPPLEMENTAL DATA
Expenses to average net assets (3)............        0.595%(4)           0.53%           0.35%            0.22%(4)
Net investment income to average net assets...         5.71%(4)           5.95%           6.25%            5.91%(4)
Portfolio turnover rate.......................           78%                24%            615%             297%
Net assets, end of period (000's).............      $17,429             $8,679          $3,986           $2,347

* The American General U.S. Government Securities Portfolio, formerly Salomon Brothers U.S. Government Securities Portfolio, commenced operations on February 6, 1996.

+ The Salomon Brothers U.S. Government Securities Portfolio changed its name to American General U.S. Government Securities Portfolio effective March 9, 1999 to reflect that Salomon Brothers no longer sub-advises the portfolio.

(1) Net investment income is after waiver of fees and reimbursement of certain expenses by the Investment Adviser, the Sub-administrator and American General Annuity Insurance Company, an affiliate of the Adviser (see Note 2 to the financial statements). If the Investment Adviser and the Sub-administrator had not waived fees and American General Annuity Insurance Company had not reimbursed expenses for the periods ended June 30, 1999, December 31, 1998, December 31, 1997, and December 31, 1996, net investment income per share would have been $0.19, $0.40, $0.28 and $0.10 for the American General U.S. Government Securities Portfolio.

(2) Total return represents aggregate total return for the period indicated and is not annualized.


(3) If the Investment Adviser and the Sub-administrator had not waived fees and American General Annuity Insurance Company had not reimbursed expenses for the periods ended June 30, 1999, December 31, 1998, December 31, 1997, and December 31, 1996, the ratio of operating expenses to average net assets would have been 1.32%, 2.46%, 4.84% and 5.26% for the American General U.S. Government Securities Portfolio.

(4)   Annualized.


    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                   STATE STREET GLOBAL ADVISORS GROWTH EQUITY
                                                 ------------------------------------------------------------------------------
                                                     PERIOD
                                                     ENDED            YEAR            YEAR            YEAR           PERIOD
                                                    JUNE 30,          ENDED           ENDED           ENDED           ENDED
                                                      1999        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                  (UNAUDITED)         1998            1997            1996            1995*
                                                 --------------   -------------   -------------   -------------   -------------

NET ASSET VALUE
Net asset value, beginning of period..........      $ 16.57            $ 14.07          $11.85          $10.31       $   10.00
                                                    -------            -------          ------          ------       ---------
INVESTMENT OPERATIONS
Net investment income (1).....................         0.04               0.13            0.17            0.20            0.05
Net realized and unrealized gain..............         1.15               2.89            3.56            1.99            0.31
                                                    -------            -------          ------          ------       ---------
Total from investment operations..............         1.19               3.02            3.73            2.19            0.36
                                                    -------            -------          ------          ------       ---------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income.........................        (0.05)             (0.13)          (0.17)          (0.20)          (0.05)
Net realized gains............................            0              (0.39)          (1.34)          (0.45)              -
                                                    -------            -------          ------          ------       ---------
Total distributions to shareholders...........        (0.05)             (0.52)          (1.51)          (0.65)          (0.05)
                                                    -------            -------          ------          ------       ---------
Net asset value, end of period................      $ 17.71            $ 16.57          $14.07          $11.85       $   10.31
                                                    =======            =======          ======          ======       =========

TOTAL RETURN..................................         7.17%(2)          21.60%          31.67%          21.36%           3.57%(2)

RATIOS AND SUPPLEMENTAL DATA
Expenses to average net assets (3)............         0.73%(4)           0.66%           0.48%           0.39%           0.12%(4)
Net investment income to average net assets...         0.56%(4)           0.88%           1.34%           1.80%           2.46%(4)
Portfolio turnover rate.......................          139%               140%            111%             89%              9%
Net assets, end of period (000's).............      $23,391            $15,500          $7,327          $3,420       $   2,073

*-The State Street Global Advisors Growth Equity Portfolio commenced operations on October 20, 1995.

(1) Net investment income is after waiver of fees and reimbursement of certain expenses by the Investment Adviser, the Sub-administrator and American General Annuity Insurance Company, an affiliate of the Adviser (see Note 2 to the financial statements). If the Investment Adviser and the Sub-administrator had not waived fees and American General Annuity Insurance Company had not reimbursed expenses for the periods ended June 30, 1999, December 31, 1998, December 31, 1997, December 31,1996 and December 31, 1995, the net investment loss per share would have been $(0.00), $(0.02), $(0.11), $(0.29) and $(0.15)
for the State Street Global Advisor Growth Equity Portfolio.

(2) Total return represents aggregate total return for the period indicated and is not annualized.


(3) If the Investment Adviser and the Sub-administrator had not waived fees and American General Annuity Insurance Company had not reimbursed expenses for the periods ended June 30, 1999, December 31, 1998, December 31, 1997, December 31, 1996 and December 31, 1995, the ratio of operating expenses to average net assets would have been 1.36%, 1.96%, 3.29%, 4.83% and 9.94% for the State Street Global Advisor Growth Equity Portfolio.

(4)   Annualized.

    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                   STATE STREET GLOBAL ADVISORS MONEY MARKET
                                                 ------------------------------------------------------------------------------
                                                     PERIOD
                                                     ENDED            YEAR            YEAR            YEAR           PERIOD
                                                    JUNE 30,          ENDED           ENDED           ENDED           ENDED
                                                      1999        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                  (UNAUDITED)         1998            1997            1996            1995*
                                                 --------------   -------------   -------------   -------------   -------------

NET ASSET VALUE
Net asset value, beginning of period..........       $ 1.00             $ 1.00          $ 1.00          $ 1.00       $    1.00
                                                     ------             ------          ------          ------       ---------

INVESTMENT OPERATIONS
Net investment income (1).....................         0.02               0.05            0.05            0.05            0.01
                                                     ------             ------          ------          ------       ---------
Total from investment operations..............         0.02               0.05            0.05            0.05            0.01
                                                     ------             ------          ------          ------       ---------

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income.........................        (0.02)             (0.05)          (0.05)          (0.05)          (0.01)
                                                     ------             ------          ------          ------       ---------
Total distributions to shareholders...........        (0.02)             (0.05)          (0.05)          (0.05)          (0.01)
                                                     ------             ------          ------          ------       ---------

Net asset value, end of period................       $ 1.00             $ 1.00          $ 1.00          $ 1.00       $    1.00
                                                     ======             ======          ======          ======       =========

TOTAL RETURN..................................         2.18%(2)           5.23%           5.50%           5.19%           1.17% (2)

RATIOS AND SUPPLEMENTAL DATA
Expenses to average net assets (3)............         0.57%(4)           0.49%           0.32%           0.29%           0.12% (4)
Net investment income to average net assets...         4.37%(4)           5.12%           5.41%           5.23%           5.25% (4)
Net assets, end of period (000's).............       $5,279             $9,254          $5,100          $1,291       $     126

*-The State Street Global Advisors Money Market Portfolio commenced operations on October 10, 1995.

(1) Net investment income is after waiver of fees and reimbursement of certain expenses by the Investment Adviser, the Sub-administrator and American General Annuity Insurance Company, an affiliate of the Adviser (see Note 2 to the financial statements). If the Investment Adviser and the Sub-administrator had not waived fees and American General Annuity Insurance Company had not reimbursed expenses for the periods ended June 30, 1999, December 31, 1998, December 31, 1997, December 31, 1996, and December 31, 1995, net investment income (loss) per share would have been $0.01, $0.04, $0.03, $(0.08) and $(0.35) for the State Street Global Advisors Money Market Portfolio.

(2) Total return represents aggregate total return for the period indicated and is not annualized.

(3) If the Investment Adviser and the Sub-administrator had not waived fees and American General Annuity Insurance Company had not reimbursed expenses for the periods ended June 30, 1999, December 31, 1998, December 31, 1997, December 31, 1996, and December 31, 1995, the ratio of operating expenses to average net assets would have been 1.99%, 2.44%, 4.17%, 14.15% and 161.83% for the State Street Global Advisors Money Market Portfolio.

(4)   Annualized.


    The accompanying notes are an integral part of the financial statements

                               A.G. SERIES TRUST
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                   VAN KAMPEN EMERGING GROWTH
                                                 --------------------------------------------------------------
                                                     PERIOD
                                                     ENDED            YEAR            YEAR           PERIOD
                                                    JUNE 30,          ENDED           ENDED           ENDED
                                                      1999        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                  (UNAUDITED)         1998            1997            1996*
                                                 --------------   -------------   -------------   -------------
NET ASSET VALUE
Net asset value, beginning of period..........      $ 19.05            $ 13.87          $11.54      $    10.00
                                                    -------            -------          ------      ----------

INVESTMENT OPERATIONS
Net investment income (1).....................        (0.04)             (0.03)           0.03            0.05
Net realized and unrealized gain..............         3.98               5.21            2.33            1.86
                                                    -------            -------          ------      ----------
Total from investment operations..............         3.94               5.18            2.36            1.91
                                                    -------            -------          ------      ----------

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income.........................            -                  -           (0.03)          (0.05)
Net realized gains............................            -                  -               -           (0.32)
                                                    -------            -------          ------      ----------
Total distributions to shareholders...........            -                  -           (0.03)          (0.37)
                                                    -------            -------          ------      ----------

Net asset value, end of period................      $ 22.99            $ 19.05          $13.87      $    11.54
                                                    =======            =======          ======      ==========

TOTAL RETURN..................................        20.61%(2)          37.43%          20.45%          19.06% (2)

RATIOS AND SUPPLEMENTAL DATA
Expenses to average net assets (3)............         0.87%(4)           0.80%           0.62%           0.46% (4)
Net investment income to average net assets...         0.47%(4)           0.57%           0.23%           0.40% (4)
Portfolio turnover rate.......................           71%               107%            107%            154%
Net assets, end of period (000's).............      $19,352            $11,674          $5,499      $    1,882

*-The Van Kampen Emerging Growth Portfolio commenced operations on January 2, 1996.

(1) Net investment income is after waiver of fees and reimbursement of certain expenses by the Investment Adviser, the Sub-administrator and American General Annuity Insurance Company, an affiliate of the Adviser (see Note 2 to the financial statements). If the Investment Adviser and the Sub-administrator had not waived fees and American General Annuity Insurance Company had not reimbursed expenses for the periods ended June 30, 1999, December 31, 1998, December 31, 1997 and December 31, 1996, net investment loss per share would have been $(0.10), $(0.26), $(0.42) and $(1.29) for the Van Kampen Emerging Growth Portfolio.

(2) Total return represents aggregate total return for the period indicated and is not annualized.


(3) If the Investment Adviser and the Sub-administrator had not waived fees and American General Annuity Insurance Company had not reimbursed expenses for the periods ended June 30, 1999, December 31, 1998, December 31, 1997 and December 31, 1996, the ratio of operating expenses to average net assets would have been 1.62$, 2.64%, 5.65% and 11.22% for the Van Kampen Emerging Growth Portfolio.

(4)   Annualized.

    The accompanying notes are an integral part of the financial statements

A.G. SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999

A.G. Series Trust, formerly AGA Series Trust, formerly WNL Series Trust, (the "Trust") is an open-end, diversified series management investment company established as a Massachusetts business trust under a Declaration of Trust dated December 12, 1994, as amended April 19, 1995. The Trust currently offers shares of beneficial interest in seven series (the "Portfolios"), each of which has a different investment objective and represents the entire interest in a separate portfolio of investments. The Portfolios are: Credit Suisse Growth and Income Portfolio, formerly BEA Growth and Income Portfolio, (the "Growth and Income Portfolio"), Credit Suisse International Equity Portfolio (the "International Equity Portfolio"), EliteValue Portfolio (the "EliteValue Portfolio"), American General U.S. Government Securities Portfolio, formerly the Salomon Brothers U.S. Government Securities Portfolio (the "U.S. Government Securities Portfolio"), State Street Global Advisors Growth Equity Portfolio, formerly Global Advisors Growth Equity Portfolio, (the "Growth Equity Portfolio"), State Street Global Advisors Money Market Portfolio, formerly Global Advisors Money Market Portfolio, (the "Money Market Portfolio"), and Van Kampen Emerging Growth Portfolio, formerly Van Kampen American Capital Emerging Growth Portfolio, (the "Emerging Growth Portfolio"). The Portfolios are currently available to the public only through variable annuity contracts ("VA Contracts") issued by American General Annuity Insurance Company, formerly Western National Life Insurance Company, (the "Life Company"), an indirect wholly-owned subsidiary of American General Corporation.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements in accordance with generally accepted accounting principles.

(A) VALUATION OF SECURITIES - All securities are valued as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time). Securities traded on a national securities exchange or quoted on the NASDAQ National Market System are valued at their last-reported sale price on the principal exchange or reported by NASDAQ or, if there is no reported sale, and in the case of over-the-counter securities not included in the NASDAQ National Market System, at a bid price estimated by a broker or dealer. Debt securities, including zero-coupon securities, and certain foreign securities will be valued by a pricing service approved by the Trustees. Other foreign securities will be valued by the Trust's custodian. The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of 4:00 p.m. New York time, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. Securities for which current market quotations are not readily available and all other assets are valued at fair value as determined in good faith by the Trustees.

The Money Market Portfolio values all securities using the amortized cost method which approximates market value. Under this method, which does not take into account unrealized securities gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant amortization or accretion to maturity of any discount or premium.

(B) REPURCHASE AGREEMENTS - A repurchase agreement is a contract under which the Portfolio acquires a security for a relatively short period (usually not more than a week) subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price. The collateral for such agreements will be held by the Portfolio's custodian. The Portfolio will enter into repurchase agreements only with banks and broker-dealers that have been determined to be creditworthy by the Trust's Board of Trustees. The seller under a repurchase agreement would be required to maintain the value of the collateral subject to the repurchase agreement at not less than the repurchase price. Default by the seller would expose the Portfolio to possible loss because of adverse market action or delay in connection with the disposition of the underlying collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the obligations, the Portfolio may be delayed or limited in its ability to sell the collateral.

A.G. SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1999

(C) WHEN ISSUED TRANSACTIONS - The Portfolio may enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage, although a Portfolio may dispose of a when-issued security or forward commitment prior to settlement if it is deemed appropriate to do so. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Portfolio prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers.

(D) DOLLAR ROLL TRANSACTIONS - Certain Portfolios seeking a high level of current income may enter into dollar rolls in which the Portfolio sells securities (usually Mortgage-Backed Securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar but not identical, securities on a specified future date through a TBA purchase commitment. The proceeds of the initial sale of securities in such transaction may be used to purchase long-term securities which will be held during the dollar roll period. During the roll period the Portfolio foregoes principal and interest paid on the security sold at the beginning of the roll period. The Portfolio may be compensated by; (a) the difference between the current sale price and the forward price for the future purchase plus the interest earned on the cash proceeds of the initial sale; or (b) a set fee determined at the time the transaction is entered into; or (c) a combination of these two methods. Dollar rolls involve the risk that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price.

(E) TBA PURCHASE COMMITMENTS - Certain Portfolios may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. The Portfolio holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Portfolio may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Valuation of Securities" above. The Portfolio may dispose of the commitment prior to settlement if the Advisor deems it appropriate to do so.

(F) FOREIGN INVESTMENTS - Certain Portfolios may invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities, including those resulting from fluctuations in currency exchange rates, devaluation of currencies, future political or economic developments and the possible imposition of currency exchange control or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The Portfolios' foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies.

(G) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Certain Portfolios may engage in forward foreign currency exchange contracts ("forward contracts").
Portfolios may enter into forward contracts to convert U.S Dollars to and from different foreign currencies. A Portfolio can either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward contracts to purchase or sell foreign currencies. Forward foreign currency contracts are valued at the exchange rate and are marked-to-market daily. The change in the market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

A forward contract is an obligation by a Portfolio to purchase or sell a specific currency at a future date. The Portfolio maintains with its custodian, in a segregated account, high-grade liquid assets in an amount at least equal to its obligations under each contract. Neither spot transactions nor forward contracts eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

A.G. SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1999

A Portfolio may enter into forward contracts for hedging purposes as well as for non-hedging purposes. Transactions are entered into for hedging purposes in an attempt to protect against changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase.

A Portfolio may enter into forward contracts for other than hedging purposes which present greater profit potential but also involves increased risk.

(H) FOREIGN CURRENCY TRANSLATIONS - The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. The eligible Portfolios do not isolate that portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such changes and fluctuations are included with net realized and unrealized gain or loss from investments. Foreign exchange gain (loss) is treated as ordinary income for federal income tax purposes to the extent constituting "Section 988 Transactions" pursuant to the Internal Revenue Code, including currency gains (losses) related to the sale of debt securities, forward foreign currency exchange contracts, payments of liabilities, and collections of receivables.

(I) FUTURES CONTRACTS - Certain Portfolios may enter into futures contracts. Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the initial margin. Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

The use of futures contracts as a hedging device involves several risks. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(J) SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are recorded as of the trade date. Realized gains and losses on sales of investments are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-date.

(K) EXPENSE ALLOCATION - Expenses with respect to any two or more Portfolios may be allocated in proportion to the net assets of the respective Portfolios except where allocations of direct expenses can otherwise be fairly made.

(L) DIVIDENDS AND DISTRIBUTIONS - The Money Market Portfolio will declare a dividend of its net ordinary income daily and distribute such dividends monthly. Each of the other Portfolios will declare and distribute dividends from net ordinary income quarterly and will distribute its net realized capital gains, if any, at least annually.

Income dividends and capital gain distributions are determined in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolios, timing differences and differing characterization of distributions made by the Portfolios. As a result, net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

(M) FEDERAL INCOME TAXES - Each Portfolio of the Trust intends to qualify and elects to be treated as a regulated investment company that is taxed under the rules of Subchapter M of the Internal Revenue Code. As an electing regulated investment company, a Portfolio will not be subject to federal income tax on its net ordinary income and net realized capital gains to the extent such income and gains are distributed to the separate account of the Life Company which holds its shares.

A.G. SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1999

2.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Under an Investment Advisory Agreement (the "Agreement"), A.G. Investment Advisory Services, Inc., formerly AGA Investment Advisory Services, Inc., formerly WNL Investment Advisory Services, Inc., (the "Adviser"), an indirect wholly-owned subsidiary of American General Corporation, manages the business and affairs of the Portfolios and the Trust, subject to the control of the Trustees. Under the Agreement, the Adviser is obligated to formulate a continuing program for the investment of the assets of each Portfolio of the Trust in a manner consistent with each Portfolio's investment objectives, policies and restrictions and to determine from time to time securities to be purchased, sold, retained or lent by the Trust and to implement those decisions. The Agreement also provides that the Adviser shall provide such services required for effective administration of the Trust.

As full compensation for its services under the Agreement, the Trust will pay the Adviser a monthly fee at the following rates based on the average daily net assets of each Portfolio:

Credit Suisse Growth and Income                                           0.75%
Credit Suisse International Equity                                        0.90%
EliteValue                                                                0.65%
American General U.S. Government Securities                              0.475%
State Street Global Advisors Growth Equity                                0.61%
State Street Global Advisors Money Market                                 0.45%
Van Kampen Emerging Growth                                                0.75%


Through April 30, 1998 the Adviser waived that portion of its advisory fee in excess of the amount payable by the Adviser to each Sub-adviser pursuant to the respective sub-advisory agreements for each Portfolio. Beginning on May 1, 1998 the advisory fees are being charged to each Portfolios as shown in the table above.

The Adviser pays each Sub-adviser the following fees:

Credit Suisse Growth and Income                                           0.50%
Credit Suisse International Equity                                        0.65%
EliteValue                                                                0.40%
American General U.S. Government Securities                              0.225%*
State Street Global Advisors Growth Equity                                0.36%
State Street Global Advisors Money Market                                 0.20%
Van Kampen Emerging Growth                                                0.50%

*Effective March 9, 1999, the Adviser re-assumed the day to day management of the Portfolio.

In addition, the Life Company, an affiliate of the Adviser, has undertaken to bear until May 1, 2000 all operating expenses of each Portfolio, excluding the compensation of the Adviser, that exceed 0.12% of each Portfolio's average daily net assets. The Life Company has reserved the right to withdraw or modify its policy of expense reimbursement for the Trust.

In accordance with each Portfolio's investment objective and policies and under the supervision of the Adviser and the Trust's Board of Trustees, a Portfolio's Sub-adviser is responsible for the day-to-day investment management of the Portfolio, to make investment decisions for the Portfolio and to place orders on behalf of the Portfolio to effect the investment decisions made as provided in separate Sub-advisory Agreements. The Sub-advisers to the Portfolios are:
Credit Suisse Asset Management, formerly BEA Associates for the Growth and Income Portfolio; Credit Suisse Asset Management, Ltd. for the International Equity Portfolio; OpCap Advisors for the EliteValue Portfolio; Salomon Brothers Asset Management Inc. for the U.S. Government Securities Portfolio through March 8, 1999; State Street Global Advisors for the Growth Equity and Money Market Portfolios; and Van Kampen Asset Management Inc. for the Emerging Growth Portfolio.

A.G. SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1999

The Trust's Sub-administrator, custodian, transfer and dividend-paying agent is State Street Bank and Trust Company.

For the period ended June 30, 1999, the Life Company reimbursed operating expenses as follows:


                                                                                                  Expenses
                                                                                                 Reimbursed
                                                                                    ----------------------------------
Credit Suisse Growth and Income                                                                     $53,893
Credit Suisse International Equity                                                                   65,265
EliteValue                                                                                           36,080
American General U.S. Government Securities                                                          46,173
State Street Global Advisors Growth Equity                                                           59,275
State Street Global Advisors Money Market                                                            48,883
Van Kampen Emerging Growth                                                                           56,364

American General Distributors, Inc., formerly A.G. Distributors, Inc. formerly AGA Brokerage Services, Inc., and formerly WNL Brokerage Services, Inc., an indirect wholly-owned subsidiary of American General Corporation, is the distributor and underwriter of the VA Contracts. Each Trustee of the Trust who is not an interested person of the Trust or Adviser or Sub-adviser receives an annual fee of $7,500 and an additional fee of $750 for each Trustees' meeting attended. In addition, disinterested Trustees who are members of any Board committees will receive a separate $750 fee for attendance at any committee meeting that is held on a day on which no Board meeting is held.

3.  SECURITIES TRANSACTIONS
The aggregate cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended June 30, 1999 were as follows:



                                                                              U.S.                                     U.S.
                                                                           Government           Proceeds            Government
                                                         Purchases         Purchases            from Sales             Sales
                                                     --------------------------------------------------------------------------
Credit Suisse Growth and Income                         $ 6,834,170         $18,358,673         $ 2,443,880         $18,898,725
Credit Suisse International Equity                        4,227,995                   -           2,727,015                   -
EliteValue                                               14,108,646             646,515           5,627,613                   -
American General U.S. Government Securities                       -          16,295,082                   -           7,992,240
State Street Global Advisors Growth Equity               20,389,569             633,385          14,026,794             405,601
State Street Global Advisors Money Market                         -                   -                   -                   -
Van Kampen Emerging Growth                               14,397,347                   -          10,188,307                   -

4.  SHARES OF BENEFICIAL INTEREST
The Trust has an unlimited authorized number of shares of beneficial interest with a par value of $0.01. The tables below summarize transactions in Trust shares.

A.G. SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1999

                                    CREDIT SUISSE GROWTH AND INCOME PORTFOLIO
                                   SIX MONTHS ENDED JUNE 30, 1999      YEAR ENDED DECEMBER 31, 1998
                                       SHARES            AMOUNT           SHARES          AMOUNT
Capital stock sold                     863,511        $12,363,361        792,134       $10,722,666
Capital stock issued upon
  reinvestment of dividends
   and distributions                    14,561            210,839         46,708           644,316
Capital stock redeemed                (255,750)        (3,675,078)      (216,635)       (2,934,678)
--------------------------------------------------------------------------------------------------
Net increase                           622,322        $ 8,899,122        622,207       $ 8,432,304
==================================================================================================

                                   CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO
                                   SIX MONTHS ENDED JUNE 30, 1999     YEAR ENDED DECEMBER 31, 1998
                                       SHARES             AMOUNT         SHARES           AMOUNT
Capital stock sold                     238,894        $ 2,515,732        272,097       $ 2,783,727
Capital stock issued upon
  reinvestment of dividends
   and distributions                    12,182             95,131          1,499            16,424
Capital stock redeemed                (114,883)        (1,190,002)      (103,928)       (1,053,158)
--------------------------------------------------------------------------------------------------
Net increase                           136,193        $ 1,420,861        169,668       $ 1,746,993
==================================================================================================

                                          ELITEVALUE PORTFOLIO
                                   SIX MONTHS ENDED JUNE 30, 1999     YEAR ENDED DECEMBER 31, 1998
                                       SHARES            AMOUNT           SHARES          AMOUNT
Capital stock sold                     921,308        $14,044,158        989,195       $14,792,557
Capital stock issued upon
  reinvestment of dividends
   and distributions                    12,820            196,202         29,857           448,216
Capital stock redeemed                (252,431)        (3,888,793)      (298,572)       (4,382,494)
--------------------------------------------------------------------------------------------------
Net increase                           681,697        $10,351,567        720,480       $10,858,279
==================================================================================================

                       AMERICAN GENERAL U.S. GOVERNMENT SECURITIES PORTFOLIO
                                   SIX MONTHS ENDED JUNE 30, 1999     YEAR ENDED DECEMBER 31, 1998
                                       SHARES            AMOUNT           SHARES          AMOUNT
Capital stock sold                   1,249,505        $12,716,069        589,383       $ 6,067,048
Capital stock issued upon
  reinvestment of dividends
  and distributions                     32,428            325,232         33,449           341,645
Capital stock redeemed                (381,974)        (3,885,065)      (170,600)       (1,757,093)
--------------------------------------------------------------------------------------------------
Net increase                           899,959        $ 9,156,236        452,232       $ 4,651,600
==================================================================================================

                       STATE STREET GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO
                                   SIX MONTHS ENDED JUNE 30, 1999     YEAR ENDED DECEMBER 31, 1998
                                     SHARES            AMOUNT           SHARES          AMOUNT
Capital stock sold                     581,713        $ 9,902,102        544,056       $ 8,356,169
Capital stock issued upon
  reinvestment of dividends
  and distributions                      3,269             56,898         27,475           449,775
Capital stock redeemed                (199,687)        (3,412,944)      (157,065)       (2,387,446)
--------------------------------------------------------------------------------------------------
Net increase                           385,295        $ 6,546,056        414,466       $ 6,418,498
==================================================================================================

A.G. SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1999

                        STATE STREET GLOBAL ADVISORS MONEY MARKET PORTFOLIO
                                   SIX MONTHS ENDED JUNE 30, 1999     YEAR ENDED DECEMBER 31, 1998
                                      SHARES           AMOUNT           SHARES           AMOUNT
Capital stock sold                   22,435,892      $ 22,435,892      46,307,126     $ 46,307,126
Capital stock issued upon
  reinvestment of dividends
  and distributions                     149,896           149,896         275,567          275,567
Capital stock redeemed              (26,560,854)      (26,560,854)    (42,429,271)     (42,429,271)
--------------------------------------------------------------------------------------------------
Net increase/(decrease)              (3,975,066)     $ (3,975,066)      4,153,422     $  4,153,422
==================================================================================================


                               VAN KAMPEN EMERGING GROWTH PORTFOLIO
                                   SIX MONTHS ENDED JUNE 30, 1999     YEAR ENDED DECEMBER 31, 1998
                                     SHARES            AMOUNT           SHARES          AMOUNT
Capital stock sold                     364,556        $ 7,672,926        357,277       $ 5,569,032
Capital stock issued upon
  reinvestment of dividends
  and distributions                          -                  -             30               481
Capital stock redeemed                (135,336)        (2,872,931)      (141,146)       (2,207,565)
--------------------------------------------------------------------------------------------------
Net increase                           229,220        $ 4,799,995        216,161       $ 3,361,948
==================================================================================================

5.  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

At June 30, 1999, the outstanding forward foreign currency exchange contracts, which contractually obligate the Trust to deliver currencies at a specified date, were as follows:

CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------


                                                  U.S. DOLLAR
                                                   PRICE ON           U.S. DOLLAR
     CURRENCY                 SETTLEMENT          ORIGINATION           CURRENT              UNREALIZED
       SOLD                      DATE                DATE                VALUE             (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
       EUR                    9/29/1999            $500,000            $493,094                $(6,906)


6.  TAX INFORMATION

For Federal income tax purposes capital loss carryforwards (exclusive of certain capital losses incurred after October 31) of $84,949 and $254,219 is available to the extent provided by regulations to offset future realized capital gains of the Van Kampen Emerging Growth Portfolio. These losses will expire in 2005 and 2006, respectively. In addition, $317,406 is available to the extent provided by regulations to offset future realized capital gains of Credit Suisse International Equity Portfolio and this loss expires in 2006.

Additionally, certain capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. During the year ended December 31, 1998, the Credit Suisse International Equity Portfolio elected to defer a net capital loss of $4,727.

7.  SUBSEQUENT EVENT

On July 7, 1999, the Trust and several other parties filed a substitution application with the Securities and Exchange Commission. If the transactions described in that application are approved and consummated, the Trust will be liquidated. Assuming approval, it is anticipated that, the liquidation of the Trust will be completed prior to December 31, 1999.

AMERICAN GENERAL ANNUITY INSURANCE COMPANY
VARIABLE ANNUITY SERVICE CENTER

205 E. 10TH AVENUE
AMARILLO, TEXAS  79101

                                      F-53